UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI
First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust Nasdaq Retail ETF (FTXD)

First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF (FTXR)

Semi-Annual Report
For the Six Months Ended
September 30, 2019

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2019

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2019
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2019.
We encourage you to read this report carefully and discuss it with your financial advisor.
One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund (“ETF”) money flows. After all, investors vote with their dollars, and money flows provide valuable feedback. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended September 30, 2019, investors funneled an estimated net $290.39 billion into bond mutual funds and ETFs, while liquidating an estimated net $54.19 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $529.80 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion (bond mutual funds & ETFs); and $161.60 billion (money market funds).
In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500® Index back it up. For the 12-month period ended September 30, 2019, as measured by total return, the top performers by far were Utilities, Real Estate and Consumer Staples, up 27.10%, 24.74% and 16.85%, respectively, according to Bloomberg. The S&P 500® Index posted a total return of 4.25% for the same period. These three sectors are all defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.
To be fair, the apprehension being exhibited by investors lately also extends to corporate executives, both here in the U.S. and abroad. Data from Refinitiv indicates that global mergers and acquisitions (“M&A”) activity declined by 16% year-over-year to $729 billion in the third quarter of 2019, the lowest quarterly volume since 2016, according to Reuters. U.S. M&A activity plunged 40% year-over-year to $246 billion in the third quarter of 2019, the lowest quarterly volume in the U.S. since 2014. The ongoing trade conflict between the U.S. and China reportedly weighed heavily on dealmaking.
The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 18 months and counting as of September 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as bad as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2019 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The trade conflict between the U.S. and China remains a work-in-progress. The Trump Administration has been steadfast in applying economic pressure to China via trade tariffs. The two parties have held numerous talks over the 18-month process to date but are still searching for enough common ground to forge an agreement, or even a partial deal. We believe the ongoing dispute has clearly been a drag on global economic growth. President Trump has been very outspoken about his desire for the Federal Reserve (the “Fed”) to lower rates to help offset the tempered growth stemming from the tariffs. While the Fed did initiate two 25 basis point reductions in the third quarter of 2019, which lowered the federal funds target rate (upper bound) from 2.50% to 2.00%, President Trump would like the Fed to be even more aggressive with rate cuts moving forward. He cites negative interest rates and bond yields in parts of Europe and Japan as support for his view.
The global growth forecast from the International Monetary Fund (“IMF”) released at the start of October reflects a downgrade for 2019 from its 3.3% estimate in April 2019 to 3.0%. It sees the rate of growth rebounding to 3.4% in 2020. The IMF notes that the escalation in trade tariffs between the U.S. and China has negatively impacted business sentiment and confidence globally. It estimates that real gross domestic product growth in the U.S. will be 2.4% in 2019 and 2.1% in 2020. These projections are subject to change, and we would expect them to be adjusted higher should the U.S. and China reach an agreement on trade policy in the not-too-distant future. While we believe a recession is inevitable at some point, we do not see one looming in the near-term.
While we need to keep a close eye on the direction of global economic growth moving forward, investors are still getting some positive feedback from companies around the world. Dividend payouts from common stock continue to trend higher. Historically speaking, rising cash dividend distributions have been a barometer of strength in the private sector. In the second quarter of 2019 (latest data), global dividends totaled $513.8 billion, an all-time high for a second quarter, according to Janus Henderson. It estimates that global dividends will total $1.43 trillion for full-year 2019.
Performance of Global Stocks and Bonds
The three major Standard & Poor’s stock indices delivered mixed results for the six-month period ended September 30, 2019. The S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index posted total returns of 6.08%, 2.96%, and 1.66%, respectively, according to Bloomberg. Nine of the 11 major S& P 500® Index sectors posted positive total returns. The top-performing sectors were Utilities, Real Estate and Financials, up 13.13%, 10.36% and 10.17%, respectively, on a total return basis. The worst-performing sectors were Energy and Health Care, down 8.96% and 0.90%, respectively. We believe that small- and mid-cap stocks lagged in the period due to investor concerns over slowing economic growth. Small- and mid-sized companies are inherently riskier and not nearly as well-capitalized as their large company counterparts, in our opinion.
In the U.S. bond market, the top-performing major debt group we track was long-term municipal bonds. The Bloomberg Barclays 22+ Year U.S. Municipal Bond Index posted a total return of 5.60% for the six-month period ended September 30, 2019. The worst-performing debt group that we track was 30-Year GNMAs, though it finished in positive territory. The Bloomberg Barclays 30-Year GNMA Index posted a total return of 3.14%. The yield on the benchmark 10-Year Treasury note (“T-Note”) plunged by 74 basis points in the period to close at 1.67% on September 30, 2019, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.44% for the 10-year period ended September 30, 2019. The combination of the tempering of global growth and the Fed rate cuts were a boon for investors holding investment-grade debt securities, in our opinion.
The U.S. dollar registered a gain of 2.16% against a basket of major currencies for the six-month period ended September 30, 2019, as measured by the U.S. Dollar Index (DXY). With respect to U.S. investors, we believe a stronger U.S. dollar can negatively impact returns on unhedged foreign securities. We believe the dollar strengthened due to the escalating trade tariff battle between the U.S. and China. The U.S. has often been a safe haven for foreign investors during uncertain times.

Market Overview (Continued)
Investors appear to have favored foreign bonds over foreign stocks for the six-month period ended September 30, 2019. The Bloomberg Barclays Global Aggregate Index of higher quality debt posted a total return of 4.03% (USD), while the Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt rose by 4.46% (USD), according to Bloomberg Barclays. With respect to equities, the MSCI World ex USA Index posted a total return of 2.83% (USD), compared to -3.66% (USD) for the MSCI Emerging Markets Index.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Bank ETF (FTXO)
The First Trust Nasdaq Bank ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Banks Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXO.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the banking sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the banking sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes companies providing a broad range of financial services, including retail banking, loans and money transmissions.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (9/20/16) to 9/30/19	Inception (9/20/16) to 9/30/19
Fund Performance
NAV	6.45%	-4.52%	10.79%	36.38%
Market Price	6.45%	-4.52%	10.79%	36.38%
Index Performance
Nasdaq US Smart Banks Index	6.84%	-3.95%	11.52%	39.12%
NASDAQ US Benchmark Banks Index	9.95%	0.06%	15.36%	54.14%
NASDAQ US Benchmark Index	5.42%	2.97%	13.35%	46.12%
(See Notes to Fund Performance Overview on page 19.)

Nasdaq® and Nasdaq US Smart Banks Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Bank ETF (FTXO) (Continued)
Sector Allocation	% of Total Investments
Financials	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Wells Fargo & Co.	8.1%
Citigroup, Inc.	8.1
JPMorgan Chase & Co.	8.0
US Bancorp	7.9
First Horizon National Corp.	7.7
BB&T Corp.	4.2
New York Community Bancorp, Inc.	4.1
PNC Financial Services Group (The), Inc.	4.1
Regions Financial Corp.	4.1
Huntington Bancshares, Inc.	4.0
Total	60.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	98	0	0	0
4/1/17 – 3/31/18	186	0	0	0
4/1/18 – 3/31/19	163	6	0	0
4/1/19 – 9/30/19	57	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 3/31/18	64	0	0	0
4/1/18 – 3/31/19	81	0	1	0
4/1/19 – 9/30/19	70	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG)
The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the food and beverage sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the beverages sector or food producers sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) manufacturers and shippers of cider or malt products; (ii) producers, distillers, vintners, blenders and shippers of wine and spirits; (iii) manufacturers, bottlers and distributors of non-alcoholic beverages; (iv) companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations; (v) food producers, including meatpacking, snacks, fruits, vegetables, dairy products and frozen seafood; (vi) producers of pet food; and (vii) manufacturers of dietary supplements, vitamins and related items.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (9/20/16) to 9/30/19	Inception (9/20/16) to 9/30/19
Fund Performance
NAV	7.19%	11.30%	3.65%	11.48%
Market Price	7.36%	11.70%	3.64%	11.42%
Index Performance
Nasdaq US Smart Food & Beverage Index	7.54%	12.01%	4.31%	13.62%
NASDAQ US Benchmark Food & Beverage Index	11.31%	15.22%	7.37%	24.02%
NASDAQ US Benchmark Index	5.42%	2.97%	13.35%	46.12%
(See Notes to Fund Performance Overview on page 19.)

Nasdaq® and Nasdaq US Smart Food & Beverage Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
US Foods Holding Corp.	8.0%
PepsiCo, Inc.	7.9
Mondelez International, Inc., Class A	7.9
Hershey (The) Co.	7.7
Tyson Foods, Inc., Class A	7.3
Archer-Daniels-Midland Co.	4.2
Post Holdings, Inc.	4.2
Bunge Ltd.	4.2
Ingredion, Inc.	4.2
Hormel Foods Corp.	4.0
Total	59.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	117	0	0	0
4/1/17 – 3/31/18	191	1	0	0
4/1/18 – 3/31/19	134	3	5	0
4/1/19 – 9/30/19	17	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	15	1	0	0
4/1/17 – 3/31/18	58	0	0	0
4/1/18 – 3/31/19	107	1	1	0
4/1/19 – 9/30/19	108	0	2	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN)
The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the oil and gas sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the oil & gas producers sector or the oil equipment, services & distribution sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) companies engaged in the exploration for and drilling, production, refining and supply of oil and gas products; (ii) integrated oil and gas companies engaged in the exploration for, and drilling, production, refining, distribution and retail sales of, oil and gas products; (iii) suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction; and (iv) operators of pipelines carrying oil, gas or other forms of fuel.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (9/20/16) to 9/30/19	Inception (9/20/16) to 9/30/19
Fund Performance
NAV	-14.14%	-34.04%	-4.96%	-14.28%
Market Price	-14.18%	-34.10%	-4.96%	-14.28%
Index Performance
Nasdaq US Smart Oil & Gas Index	-13.89%	-33.70%	-4.36%	-12.64%
NASDAQ US Benchmark Oil & Gas Index	-10.59%	-22.15%	-1.86%	-5.52%
NASDAQ US Benchmark Index	5.42%	2.97%	13.35%	46.12%
(See Notes to Fund Performance Overview on page 19.)

Nasdaq® and Nasdaq US Smart Oil & Gas Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN) (Continued)
Sector Allocation	% of Total Investments
Energy	92.1%
Utilities	7.9
Total	100.0%
Top Ten Holdings	% of Total Investments
OGE Energy Corp.	7.9%
ONEOK, Inc.	7.7
Exxon Mobil Corp.	7.7
Kinder Morgan, Inc.	7.6
Chevron Corp.	7.5
HollyFrontier Corp.	4.5
Valero Energy Corp.	4.2
Delek US Holdings, Inc.	4.1
Devon Energy Corp.	4.1
ConocoPhillips	4.1
Total	59.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	86	4	0	0
4/1/17 – 3/31/18	187	5	1	0
4/1/18 – 3/31/19	181	3	3	0
4/1/19 – 9/30/19	84	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	43	0	0	0
4/1/17 – 3/31/18	57	0	0	0
4/1/18 – 3/31/19	61	2	1	0
4/1/19 – 9/30/19	43	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
The First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXH.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the pharmaceutical sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the pharmaceuticals sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes vaccine producers and manufacturers of prescription or over-the-counter drugs.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (9/20/16) to 9/30/19	Inception (9/20/16) to 9/30/19
Fund Performance
NAV	-5.26%	-12.91%	1.55%	4.78%
Market Price	-4.55%	-12.82%	1.60%	4.93%
Index Performance
Nasdaq US Smart Pharmaceuticals Index	-4.86%	-12.28%	2.26%	7.01%
NASDAQ US Benchmark Pharmaceuticals Index	-3.35%	-2.94%	8.11%	26.64%
NASDAQ US Benchmark Index	5.42%	2.97%	13.35%	46.12%
(See Notes to Fund Performance Overview on page 19.)

Nasdaq® and Nasdaq US Smart Pharmaceuticals Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Pfizer, Inc.	8.0%
Johnson & Johnson	8.0
Zoetis, Inc.	7.8
Abbott Laboratories	7.8
Merck & Co., Inc.	7.7
Perrigo Co. PLC	4.7
AbbVie, Inc.	4.6
Bristol-Myers Squibb Co.	4.2
Medicines (The) Co.	4.1
Jazz Pharmaceuticals PLC	4.0
Total	60.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	62	0	1	0
4/1/17 – 3/31/18	178	1	0	0
4/1/18 – 3/31/19	175	9	4	0
4/1/19– 9/30/19	76	2	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	70	0	0	0
4/1/17 – 3/31/18	70	1	0	0
4/1/18 – 3/31/19	58	5	0	0
4/1/19– 9/30/19	49	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD)
The First Trust Nasdaq Retail ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Retail Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXD.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the retail sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the food & drug retailers sector or the general retailers sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes: (i) operators of pharmacies, including wholesalers and distributors catering to these businesses; (ii) supermarkets, food-oriented convenience stores and other food retailers and distributors; (iii) retailers and wholesalers specializing mainly in clothing, shoes, jewelry, sunglasses and other accessories; (iv) retail outlets and wholesalers; (v) retailers and wholesalers concentrating on the sale of home improvement products; (vi) providers of consumer services such as online marketplaces, auction houses, day-care centers, dry cleaners, schools, consumer rental companies, veterinary clinics, hair salons and providers of funerals, lawn maintenance, consumer storage, heating and cooling installation and plumbing services; and (vii) retailers and wholesalers concentrating on a single class of goods, such as electronics, books, automotive parts or closeouts.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (9/20/16) to 9/30/19	Inception (9/20/16) to 9/30/19
Fund Performance
NAV	5.28%	-3.40%	6.73%	21.80%
Market Price	5.37%	-3.48%	6.75%	21.85%
Index Performance
Nasdaq US Smart Retail Index	5.65%	-2.83%	7.40%	24.13%
NASDAQ US Benchmark Retail Index	3.84%	-3.10%	16.84%	60.20%
NASDAQ US Benchmark Index	5.42%	2.97%	13.35%	46.12%
(See Notes to Fund Performance Overview on page 19.)

Nasdaq® and Nasdaq US Smart Retail Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD) (Continued)
Sector Allocation	% of Total Investments
Consumer Discretionary	70.0%
Consumer Staples	25.5
Industrials	2.9
Health Care	1.2
Communication Services	0.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Walmart, Inc.	8.1%
Target Corp.	7.1
AutoZone, Inc.	7.1
Home Depot (The), Inc.	7.1
Costco Wholesale Corp.	6.7
Dick’s Sporting Goods, Inc.	4.7
Kroger (The) Co.	4.2
Sysco Corp.	4.1
CarMax, Inc.	4.1
O’Reilly Automotive, Inc.	4.0
Total	57.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	0	0	0
4/1/17 – 3/31/18	48	1	0	0
4/1/18 – 3/31/19	189	4	0	0
4/1/19 – 9/30/19	42	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	42	0	0	0
4/1/17 – 3/31/18	201	0	0	0
4/1/18 – 3/31/19	57	1	0	0
4/1/19 – 9/30/19	85	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL)
The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXL.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the semiconductor sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the semiconductors sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (9/20/16) to 9/30/19	Inception (9/20/16) to 9/30/19
Fund Performance
NAV	9.75%	14.91%	20.94%	77.79%
Market Price	9.86%	14.96%	20.92%	77.74%
Index Performance
Nasdaq US Smart Semiconductor Index	10.14%	15.65%	21.73%	81.36%
NASDAQ US Benchmark Semiconductors Index	7.86%	7.68%	20.57%	76.18%
NASDAQ US Benchmark Index	5.42%	2.97%	13.35%	46.12%
(See Notes to Fund Performance Overview on page 19.)

Nasdaq® and Nasdaq US Smart Semiconductor Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL) (Continued)
Sector Allocation	% of Total Investments
Information Technology	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Lam Research Corp.	8.3%
Intel Corp.	8.3
KLA Corp.	8.2
Texas Instruments, Inc.	7.9
Applied Materials, Inc.	7.9
Cabot Microelectronics Corp.	4.3
Entegris, Inc.	4.2
Teradyne, Inc.	4.1
Skyworks Solutions, Inc.	4.0
Qorvo, Inc.	3.9
Total	61.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	106	15	0	0
4/1/17– 3/31/18	172	0	0	0
4/1/18– 3/31/19	168	6	1	0
4/1/19– 9/30/19	75	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	11	1	0	0
4/1/17– 3/31/18	78	0	0	0
4/1/18– 3/31/19	72	3	1	0
4/1/19– 9/30/19	51	0	0	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR)
The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Transportation Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the transportation sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the industrial transportation sector, the automobiles & parts sector or the airlines sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) operators of mail and package delivery services; (ii) providers of on-water transportation for commercial markets; (iii) providers of industrial railway transportation and railway lines; (iv) companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; (v) companies that provide commercial trucking services; (vi) makers of motorcycles and passenger vehicles; (vii) manufacturers and distributors of new and replacement parts for motorcycles and automobiles; (viii) manufacturers, distributors and retreaders of automobile, truck and motorcycle tires; and (ix) companies providing primarily passenger air transport.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (9/20/16) to 9/30/19	Inception (9/20/16) to 9/30/19
Fund Performance
NAV	0.09%	-7.46%	6.52%	21.08%
Market Price	0.17%	-7.39%	6.54%	21.13%
Index Performance
Nasdaq US Smart Transportation Index	0.43%	-6.87%	7.22%	23.50%
NASDAQ US Benchmark Industrial Transportation Index	0.16%	-4.71%	15.35%	54.06%
NASDAQ US Benchmark Index	5.42%	2.97%	13.35%	46.12%
(See Notes to Fund Performance Overview on page 19.)

Nasdaq® and Nasdaq US Smart Transportation Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR) (Continued)
Sector Allocation	% of Total Investments
Industrials	76.8%
Consumer Discretionary	23.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Kansas City Southern	8.2%
United Airlines Holdings, Inc.	8.1
General Motors Co.	7.8
XPO Logistics, Inc.	7.8
Delta Air Lines, Inc.	7.7
Genuine Parts Co.	4.3
Knight-Swift Transportation Holdings, Inc.	4.1
Expeditors International of Washington, Inc.	4.0
Old Dominion Freight Line, Inc.	4.0
Southwest Airlines Co.	4.0
Total	60.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	7	0	0
4/1/17 – 3/31/18	128	0	0	0
4/1/18 – 3/31/19	115	2	0	0
4/1/19 – 9/30/19	50	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17– 3/31/18	122	0	0	0
4/1/18 – 3/31/19	128	6	0	0
4/1/19 – 9/30/19	77	0	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2019 (Unaudited)
As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF or First Trust Nasdaq Transportation ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Bank ETF (FTXO)
Actual	$1,000.00	$1,064.50	0.60%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Food & Beverage ETF (FTXG)
Actual	$1,000.00	$1,071.90	0.60%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Oil & Gas ETF (FTXN)
Actual	$1,000.00	$858.60	0.60%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Actual	$1,000.00	$947.40	0.60%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Retail ETF (FTXD)
Actual	$1,000.00	$1,052.80	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
September 30, 2019 (Unaudited)
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Semiconductor ETF (FTXL)
Actual	$1,000.00	$1,097.50	0.60%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Transportation ETF (FTXR)
Actual	$1,000.00	$1,000.90	0.60%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2019 through September 30, 2019), multiplied by 183/366 (to reflect the six-month period).

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Banks – 95.7%
191,656	Bank of America Corp.	$5,590,605
76,633	Bank OZK	2,089,782
110,649	BB&T Corp.	5,905,337
163,866	Citigroup, Inc.	11,319,863
156,265	Citizens Financial Group, Inc.	5,527,093
32,069	Comerica, Inc.	2,116,233
23,817	Cullen/Frost Bankers, Inc.	2,108,995
48,071	East West Bancorp, Inc.	2,129,065
199,336	Fifth Third Bancorp	5,457,820
666,130	First Horizon National Corp.	10,791,306
22,038	First Republic Bank	2,131,075
397,920	Huntington Bancshares, Inc.	5,678,318
95,983	JPMorgan Chase & Co.	11,296,239
317,617	KeyCorp	5,666,287
13,523	M&T Bank Corp.	2,136,228
58,017	PacWest Bancorp	2,108,338
137,589	People’s United Financial, Inc.	2,151,204
40,893	PNC Financial Services Group (The), Inc.	5,731,563
360,633	Regions Financial Corp.	5,705,214
16,950	Signature Bank	2,020,779
103,678	Sterling Bancorp	2,079,781
10,160	SVB Financial Group (a)	2,122,932
55,631	Synovus Financial Corp.	1,989,365
36,694	Texas Capital Bancshares, Inc. (a)	2,005,327
125,854	Umpqua Holdings Corp.	2,071,557
200,131	US Bancorp	11,075,250
226,432	Wells Fargo & Co.	11,421,230
45,536	Western Alliance Bancorp	2,098,299
48,119	Zions Bancorp N.A.	2,142,258
		134,667,343
	Thrifts & Mortgage Finance – 4.0%
456,884	New York Community Bancorp, Inc.	5,733,894
	Total Investments – 99.7%	140,401,237
	(Cost $145,966,790) (b)
	Net Other Assets and Liabilities – 0.3%	355,148
	Net Assets – 100.0%	$140,756,385

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,209,751 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,775,304. The net unrealized depreciation was $5,565,553.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 140,401,237	$ 140,401,237	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 20.2%
1,284	Brown-Forman Corp., Class B	$80,610
3,806	Coca-Cola (The) Co.	207,199
1,025	Constellation Brands, Inc., Class A	212,462
1,475	Molson Coors Brewing Co., Class B	84,812
1,291	Monster Beverage Corp. (a)	74,955
3,064	PepsiCo, Inc.	420,074
		1,080,112
	Food & Staples Retailing – 8.0%
10,357	US Foods Holding Corp. (a)	425,673
	Food Products – 68.7%
5,505	Archer-Daniels-Midland Co.	226,090
3,922	Bunge Ltd.	222,064
3,580	Campbell Soup Co.	167,974
2,671	Conagra Brands, Inc.	81,946
3,894	General Mills, Inc.	214,637
3,977	Hain Celestial Group (The), Inc. (a)	85,406
2,644	Hershey (The) Co.	409,793
4,916	Hormel Foods Corp.	214,977
2,711	Ingredion, Inc.	221,597
720	JM Smucker (The) Co.	79,214
3,336	Kellogg Co.	214,672
2,968	Kraft Heinz (The) Co.	82,911
1,076	Lamb Weston Holdings, Inc.	78,247
1,146	McCormick & Co., Inc.	179,120
7,587	Mondelez International, Inc., Class A	419,713
2,101	Post Holdings, Inc. (a)	222,370
506	Sanderson Farms, Inc.	76,573
1,496	TreeHouse Foods, Inc. (a)	82,953
4,503	Tyson Foods, Inc., Class A	387,888
		3,668,145
	Personal Products – 3.0%
2,200	Herbalife Nutrition Ltd. (a)	83,292
758	Medifast, Inc.	78,552
		161,844
	Total Investments – 99.9%	5,335,774
	(Cost $5,000,241) (b)
	Net Other Assets and Liabilities – 0.1%	3,211
	Net Assets – 100.0%	$5,338,985

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $376,304 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $40,771. The net unrealized appreciation was $335,533.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,335,774	$ 5,335,774	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Electric Utilities – 7.9%
15,269	OGE Energy Corp.	$692,907
	Energy Equipment & Services – 2.8%
4,307	Baker Hughes a GE Co.	99,922
1,107	Halliburton Co.	20,867
553	Helmerich & Payne, Inc.	22,159
12,369	Nabors Industries Ltd.	23,130
1,017	National Oilwell Varco, Inc.	21,560
2,402	Patterson-UTI Energy, Inc.	20,537
643	Schlumberger Ltd.	21,971
4,567	Transocean Ltd. (a)	20,415
		250,561
	Oil, Gas & Consumable Fuels – 89.2%
6,579	Antero Resources Corp. (a)	19,869
963	Apache Corp.	24,653
1,218	Cabot Oil & Gas Corp.	21,400
5,056	Callon Petroleum Co. (a)	21,943
5,481	Cheniere Energy, Inc. (a)	345,632
14,482	Chesapeake Energy Corp. (a)	20,420
5,560	Chevron Corp.	659,416
487	Cimarex Energy Co.	23,347
285	Concho Resources, Inc.	19,351
6,272	ConocoPhillips	357,379
714	Continental Resources, Inc. (a)	21,984
9,993	Delek US Holdings, Inc.	362,746
14,883	Devon Energy Corp.	358,085
632	Diamondback Energy, Inc.	56,823
281	EOG Resources, Inc.	20,856
2,043	EQT Corp.	21,738
9,559	Exxon Mobil Corp.	674,961
5,199	Hess Corp.	314,436
7,378	HollyFrontier Corp.	395,756
32,292	Kinder Morgan, Inc.	665,538
26,544	Marathon Oil Corp.	325,695
5,793	Marathon Petroleum Corp.	351,925
6,677	Murphy Oil Corp.	147,628
920	Noble Energy, Inc.	20,663
6,660	Oasis Petroleum, Inc. (a)	23,044
7,527	Occidental Petroleum Corp.	334,726
9,183	ONEOK, Inc.	676,695
1,164	Parsley Energy, Inc., Class A	19,555
880	PBF Energy, Inc., Class A	23,927
3,318	Phillips 66	339,763
168	Pioneer Natural Resources Co.	21,129
5,837	QEP Resources, Inc.	21,597
5,837	Range Resources Corp.	22,297
32,463	SM Energy Co.	314,566
13,152	Southwestern Energy Co. (a)	25,383
575	Targa Resources Corp.	23,098
4,348	Valero Energy Corp.	370,624
3,134	Whiting Petroleum Corp. (a)	25,166
13,868	Williams (The) Cos., Inc.	333,664
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
1,938	WPX Energy, Inc. (a)	$20,523
		7,848,001
	Total Investments – 99.9%	8,791,469
	(Cost $9,916,775) (b)
	Net Other Assets and Liabilities – 0.1%	6,291
	Net Assets – 100.0%	$8,797,760

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $152,860 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,278,166. The net unrealized depreciation was $1,125,306.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,791,469	$ 8,791,469	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.1%
	Biotechnology – 20.6%
4,278	AbbVie, Inc.	$323,930
4,833	Alkermes PLC (a)	94,292
10,253	Amicus Therapeutics, Inc. (a)	82,229
1,323	Blueprint Medicines Corp. (a)	97,201
2,768	Esperion Therapeutics, Inc. (a)	101,475
5,475	Heron Therapeutics, Inc. (a)	101,287
10,892	Ironwood Pharmaceuticals, Inc. (a)	93,508
1,094	Madrigal Pharmaceuticals, Inc. (a)	94,325
5,858	Medicines (The) Co. (a)	292,900
591	Sage Therapeutics, Inc. (a)	82,911
7,197	Vanda Pharmaceuticals, Inc. (a)	95,576
		1,459,634
	Health Care Equipment & Supplies – 7.8%
6,592	Abbott Laboratories	551,553
	Pharmaceuticals – 71.7%
635	Allergan PLC	106,864
5,850	Bristol-Myers Squibb Co.	296,653
5,332	Catalent, Inc. (a)	254,123
15,989	Corcept Therapeutics, Inc. (a)	226,004
2,489	Eli Lilly & Co.	278,345
42,786	Endo International PLC (a)	137,343
10,178	Horizon Therapeutics PLC (a)	277,147
24,263	Innoviva, Inc. (a)	255,732
2,194	Jazz Pharmaceuticals PLC (a)	281,139
4,382	Johnson & Johnson	566,943
6,504	Merck & Co., Inc.	547,507
5,208	Mylan N.V. (a)	103,014
2,723	Pacira BioSciences, Inc. (a)	103,665
6,011	Perrigo Co. PLC	335,955
15,820	Pfizer, Inc.	568,413
3,752	Supernus Pharmaceuticals, Inc. (a)	103,105
4,449	Zoetis, Inc.	554,301
2,375	Zogenix, Inc. (a)	95,095
		5,091,348
	Total Investments – 100.1%	7,102,535
	(Cost $7,268,641) (b)
	Net Other Assets and Liabilities – (0.1)%	(3,606)
	Net Assets – 100.0%	$7,098,929

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $508,162 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $674,268. The net unrealized depreciation was $166,106.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,102,535	$ 7,102,535	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Commercial Services & Supplies – 2.9%
2,934	Copart, Inc. (a)	$235,688
	Diversified Consumer Services – 2.9%
8,138	H&R Block, Inc.	192,219
1,091	WW International, Inc. (a)	41,262
		233,481
	Entertainment – 0.4%
111	Netflix, Inc. (a)	29,706
	Food & Staples Retailing – 25.5%
1,890	Costco Wholesale Corp.	544,528
13,382	Kroger (The) Co.	344,988
4,263	Sysco Corp.	338,482
3,571	Walgreens Boots Alliance, Inc.	197,512
5,547	Walmart, Inc.	658,318
		2,083,828
	Health Care Providers & Services – 1.2%
435	AmerisourceBergen Corp.	35,814
537	CVS Health Corp.	33,869
237	McKesson Corp.	32,388
		102,071
	Internet & Direct Marketing Retail – 5.4%
18	Amazon.com, Inc. (a)	31,246
7,865	eBay, Inc.	306,578
620	Etsy, Inc. (a)	35,030
551	GrubHub, Inc. (a)	30,972
508	Stamps.com, Inc. (a)	37,820
		441,646
	Multiline Retail – 14.5%
2,030	Dollar General Corp.	322,648
322	Dollar Tree, Inc. (a)	36,760
2,705	Kohl’s Corp.	134,330
2,216	Macy’s, Inc.	34,437
1,129	Nordstrom, Inc.	38,013
590	Ollie’s Bargain Outlet Holdings, Inc. (a)	34,598
5,443	Target Corp.	581,911
		1,182,697
	Specialty Retail – 47.1%
237	Advance Auto Parts, Inc.	39,200
1,945	American Eagle Outfitters, Inc.	31,548
533	AutoZone, Inc. (a)	578,102
3,383	Bed Bath & Beyond, Inc.	35,995
514	Best Buy Co., Inc.	35,461
162	Burlington Stores, Inc. (a)	32,371
3,805	CarMax, Inc. (a)	334,840
403	Carvana Co. (a)	26,598
Shares	Description	Value

	Specialty Retail (Continued)
9,309	Dick’s Sporting Goods, Inc.	$379,900
266	Five Below, Inc. (a)	33,543
904	Foot Locker, Inc.	39,017
2,072	Gap (The), Inc.	35,970
2,491	Home Depot (The), Inc.	577,962
1,981	L Brands, Inc.	38,808
835	Lowe’s Cos., Inc.	91,817
826	O’Reilly Automotive, Inc. (a)	329,169
228	RH (a)	38,949
2,989	Ross Stores, Inc.	328,342
385	Tiffany & Co.	35,662
5,765	TJX (The) Cos., Inc.	321,341
2,424	Tractor Supply Co.	219,226
138	Ulta Beauty, Inc. (a)	34,590
1,397	Urban Outfitters, Inc. (a)	39,242
2,828	Williams-Sonoma, Inc.	192,247
		3,849,900
	Total Investments – 99.9%	8,159,017
	(Cost $7,352,957) (b)
	Net Other Assets and Liabilities – 0.1%	6,107
	Net Assets – 100.0%	$8,165,124

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $989,120 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $183,060. The net unrealized appreciation was $806,060.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,159,017	$ 8,159,017	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Communications Equipment – 1.7%
9,846	InterDigital, Inc.	$516,620
	Semiconductors & Semiconductor Equipment – 98.3%
15,393	Advanced Micro Devices, Inc. (a)	446,243
10,787	Analog Devices, Inc.	1,205,232
49,345	Applied Materials, Inc.	2,462,315
2,797	Broadcom, Inc.	772,168
9,505	Cabot Microelectronics Corp.	1,342,201
22,088	Cirrus Logic, Inc. (a)	1,183,475
11,279	Cree, Inc. (a)	552,671
27,663	Entegris, Inc.	1,301,821
11,844	Inphi, Corp. (a)	723,076
49,982	Intel Corp.	2,575,572
16,021	KLA Corp.	2,554,548
11,255	Lam Research Corp.	2,601,143
20,197	Marvell Technology Group Ltd.	504,319
8,876	Maxim Integrated Products, Inc.	514,009
5,609	Microchip Technology, Inc.	521,132
26,172	Micron Technology, Inc. (a)	1,121,470
6,185	MKS Instruments, Inc.	570,752
3,217	Monolithic Power Systems, Inc.	500,662
2,891	NVIDIA Corp.	503,236
27,199	ON Semiconductor Corp. (a)	522,493
16,585	Qorvo, Inc. (a)	1,229,612
6,226	QUALCOMM, Inc.	474,919
11,536	Semtech Corp. (a)	560,765
4,442	Silicon Laboratories, Inc. (a)	494,617
15,739	Skyworks Solutions, Inc.	1,247,316
22,368	Teradyne, Inc.	1,295,331
19,149	Texas Instruments, Inc.	2,474,817
4,651	Xilinx, Inc.	446,031
		30,701,946
	Total Investments – 100.0%	31,218,566
	(Cost $29,152,071) (b)
	Net Other Assets and Liabilities – 0.0%	15,316
	Net Assets – 100.0%	$31,233,882

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,415,933 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $349,438. The net unrealized appreciation was $2,066,495.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 31,218,566	$ 31,218,566	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 20.8%
1,059	CH Robinson Worldwide, Inc.	$89,782
1,259	Expeditors International of Washington, Inc.	93,531
182	FedEx Corp.	26,494
754	United Parcel Service, Inc., Class B	90,344
2,526	XPO Logistics, Inc. (a)	180,786
		480,937
	Airlines – 27.3%
484	Alaska Air Group, Inc.	31,417
1,099	American Airlines Group, Inc.	29,640
3,094	Delta Air Lines, Inc.	178,214
5,167	JetBlue Airways Corp. (a)	86,547
1,711	Southwest Airlines Co.	92,411
768	Spirit Airlines, Inc. (a)	27,878
2,123	United Airlines Holdings, Inc. (a)	187,695
		633,802
	Auto Components – 5.7%
1,429	Adient PLC	32,810
883	BorgWarner, Inc.	32,389
2,513	Goodyear Tire & Rubber (The) Co.	36,200
257	Lear Corp.	30,300
		131,699
	Automobiles – 11.8%
3,143	Ford Motor Co.	28,790
4,826	General Motors Co.	180,879
904	Harley-Davidson, Inc.	32,517
128	Tesla, Inc. (a)	30,831
		273,017
	Distributors – 5.7%
991	Genuine Parts Co.	98,694
1,097	LKQ Corp. (a)	34,500
		133,194
	Road & Rail – 28.6%
430	CSX Corp.	29,786
828	JB Hunt Transport Services, Inc.	91,618
1,423	Kansas City Southern	189,273
2,621	Knight-Swift Transportation Holdings, Inc.	95,142
418	Norfolk Southern Corp.	75,098
547	Old Dominion Freight Line, Inc.	92,974
Shares	Description	Value

	Road & Rail (Continued)
553	Union Pacific Corp.	$89,575
		663,466
	Total Investments – 99.9%	2,316,115
	(Cost $2,358,637) (b)
	Net Other Assets and Liabilities – 0.1%	1,296
	Net Assets – 100.0%	$2,317,411

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $49,298 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $91,820. The net unrealized depreciation was $42,522.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,316,115	$ 2,316,115	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2019 (Unaudited)
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$ 140,401,237	$ 5,335,774	$ 8,791,469
Cash	89,773	11,407	4,710
Receivables:
Dividends	332,344	6,392	5,942
Fund shares sold	1,279,600	—	—
Dividend reclaims	—	—	—
Total Assets	142,102,954	5,353,573	8,802,121
LIABILITIES:
Due to custodian	—	—	—
Payables:
Investment advisory fees	70,169	2,235	4,361
Investment securities purchased	1,276,400	12,353	—
Total Liabilities	1,346,569	14,588	4,361
NET ASSETS	$140,756,385	$5,338,985	$8,797,760
NET ASSETS consist of:
Paid-in capital	$ 199,491,598	$ 5,319,461	$ 16,310,914
Par value	55,000	2,500	5,500
Accumulated distributable earnings (loss)	(58,790,213)	17,024	(7,518,654)
NET ASSETS	$140,756,385	$5,338,985	$8,797,760
NET ASSET VALUE, per share	$25.59	$21.36	$16.00
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,500,002	250,002	550,002
Investments, at cost	$145,966,790	$5,000,241	$9,916,775

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$ 7,102,535	$ 8,159,017	$ 31,218,566	$ 2,316,115
—	2,864	4,126	544

3,849	7,249	24,093	1,819
—	—	—	—
286	—	—	79
7,106,670	8,169,130	31,246,785	2,318,557

4,219	—	—	—

3,522	4,006	12,903	1,146
—	—	—	—
7,741	4,006	12,903	1,146
$ 7,098,929	$ 8,165,124	$ 31,233,882	$ 2,317,411

$ 8,121,815	$ 8,434,633	$ 33,360,685	$ 2,744,576
3,500	3,500	9,000	1,000
(1,026,386)	(273,009)	(2,135,803)	(428,165)
$ 7,098,929	$ 8,165,124	$ 31,233,882	$ 2,317,411
$20.28	$23.33	$34.70	$23.17
350,002	350,002	900,002	100,002
$7,268,641	$7,352,957	$29,152,071	$2,358,637
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2019 (Unaudited)
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$ 2,412,309	$ 30,962	$ 169,192
Interest	1,916	71	299
Other	—	—	(66)
Total investment income	2,414,225	31,033	169,425
EXPENSES:
Investment advisory fees	444,858	7,787	31,658
Total expenses	444,858	7,787	31,658
NET INVESTMENT INCOME (LOSS)	1,969,367	23,246	137,767
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(10,340,134)	(14,429)	(1,492,157)
In-kind redemptions	607,184	—	—
Net realized gain (loss)	(9,732,950)	(14,429)	(1,492,157)
Net change in unrealized appreciation (depreciation) on investments	17,938,837	215,742	(446,797)
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,205,887	201,313	(1,938,954)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 10,175,254	$ 224,559	$(1,801,187)

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$45,373	$67,873	$263,399	$31,665
66	151	501	47
6	—	—	—
45,445	68,024	263,900	31,712

19,741	24,100	87,879	11,201
19,741	24,100	87,879	11,201
25,704	43,924	176,021	20,511

(130,271)	(326,629)	(810,011)	(151,519)
—	134,303	971,261	158,663
(130,271)	(192,326)	161,250	7,144
(240,696)	584,547	1,544,845	(30,377)
(370,967)	392,221	1,706,095	(23,233)
$(345,263)	$436,145	$1,882,116	$(2,722)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019
OPERATIONS:
Net investment income (loss)	$ 1,969,367	$ 14,440,955	$ 23,246	$ 17,255
Net realized gain (loss)	(9,732,950)	11,148,105	(14,429)	(97,234)
Net change in unrealized appreciation (depreciation)	17,938,837	(123,008,249)	215,742	166,354
Net increase (decrease) in net assets resulting from operations	10,175,254	(97,419,189)	224,559	86,375
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,250,661)	(14,689,357)	(22,125)	(14,971)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,593,330	353,763,083	3,130,943	948,776
Cost of shares redeemed	(53,208,929)	(1,387,651,548)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(35,615,599)	(1,033,888,465)	3,130,943	948,776
Total increase (decrease) in net assets	(27,691,006)	(1,145,997,011)	3,333,377	1,020,180
NET ASSETS:
Beginning of period	168,447,391	1,314,444,402	2,005,608	985,428
End of period	$ 140,756,385	$ 168,447,391	$ 5,338,985	$ 2,005,608
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,900,002	44,550,002	100,002	50,002
Shares sold	700,000	12,000,000	150,000	50,000
Shares redeemed	(2,100,000)	(49,650,000)	—	—
Shares outstanding, end of period	5,500,002	6,900,002	250,002	100,002

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Retail ETF (FTXD)
Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019

$ 137,767	$ 337,433	$ 25,704	$ 27,637	$ 43,924	$ 62,033
(1,492,157)	(5,292,867)	(130,271)	(109,935)	(192,326)	(543,007)
(446,797)	(926,753)	(240,696)	146,896	584,547	225,610
(1,801,187)	(5,882,187)	(345,263)	64,598	436,145	(255,364)

(145,480)	(324,106)	(29,386)	(25,550)	(64,260)	(43,750)

2,658,336	40,494,178	2,098,073	7,921,843	—	14,840,691
(4,207,502)	(25,985,088)	—	(4,699,347)	(1,140,968)	(6,650,460)
(1,549,166)	14,509,090	2,098,073	3,222,496	(1,140,968)	8,190,231
(3,495,833)	8,302,797	1,723,424	3,261,544	(769,083)	7,891,117

12,293,593	3,990,796	5,375,505	2,113,961	8,934,207	1,043,090
$8,797,760	$12,293,593	$7,098,929	$5,375,505	$8,165,124	$8,934,207

650,002	200,002	250,002	100,002	400,002	50,002
150,000	1,700,000	100,000	350,000	—	650,000
(250,000)	(1,250,000)	—	(200,000)	(50,000)	(300,000)
550,002	650,002	350,002	250,002	350,002	400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Nasdaq Semiconductor ETF (FTXL)		First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019
OPERATIONS:
Net investment income (loss)	$ 176,021	$ 261,018	$ 20,511	$ 41,698
Net realized gain (loss)	161,250	(1,118,345)	7,144	(105,880)
Net change in unrealized appreciation (depreciation)	1,544,845	(1,466,467)	(30,377)	(4,821)
Net increase (decrease) in net assets resulting from operations	1,882,116	(2,323,794)	(2,722)	(69,003)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(190,330)	(228,505)	(21,120)	(40,176)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,973,788	19,028,462	4,681,680	—
Cost of shares redeemed	(12,673,223)	(33,481,492)	(4,673,690)	(1,297,832)
Net increase (decrease) in net assets resulting from shareholder transactions	(699,435)	(14,453,030)	7,990	(1,297,832)
Total increase (decrease) in net assets	992,351	(17,005,329)	(15,852)	(1,407,011)
NET ASSETS:
Beginning of period	30,241,531	47,246,860	2,333,263	3,740,274
End of period	$ 31,233,882	$ 30,241,531	$ 2,317,411	$ 2,333,263
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	950,002	1,450,002	100,002	150,002
Shares sold	350,000	600,000	200,000	—
Shares redeemed	(400,000)	(1,100,000)	(200,000)	(50,000)
Shares outstanding, end of period	900,002	950,002	100,002	100,002

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended March 31,		Period Ended 3/31/2017 (a)
		2019	2018
Net asset value, beginning of period	$ 24.41	$ 29.50	$ 25.94	$ 20.01
Income from investment operations:
Net investment income (loss)	0.35	0.84	0.40	0.07
Net realized and unrealized gain (loss)	1.22	(5.14)	3.56	5.91
Total from investment operations	1.57	(4.30)	3.96	5.98
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.79)	(0.40)	(0.05)
Net asset value, end of period	$25.59	$24.41	$29.50	$25.94
Total return (b)	6.45%	(14.49)%	15.35%	29.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 140,756	$ 168,447	$ 1,314,444	$ 1,027,400
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.66% (c)	1.83%	1.47%	4.05% (c)
Portfolio turnover rate (d)	43%	87%	39%	7%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended March 31,		Period Ended 3/31/2017 (a)
		2019	2018
Net asset value, beginning of period	$ 20.06	$ 19.71	$ 20.63	$ 19.96
Income from investment operations:
Net investment income (loss)	0.13	0.27	0.35	0.14
Net realized and unrealized gain (loss)	1.31	0.33	(0.95)	0.64
Total from investment operations	1.44	0.60	(0.60)	0.78
Distributions paid to shareholders from:
Net investment income	(0.14)	(0.25)	(0.32)	(0.11)
Net asset value, end of period	$21.36	$20.06	$19.71	$20.63
Total return (b)	7.19%	3.13%	(2.96)%	3.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,339	$ 2,006	$ 985	$ 5,158
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.79% (c)	1.55%	1.53%	1.58% (c)
Portfolio turnover rate (d)	36%	108%	76%	54%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended March 31,		Period Ended 3/31/2017 (a)
		2019	2018
Net asset value, beginning of period	$ 18.91	$ 19.95	$ 20.63	$ 19.84
Income from investment operations:
Net investment income (loss)	0.24	0.41	0.36	0.14
Net realized and unrealized gain (loss)	(2.90)	(1.06)	(0.67)	0.80
Total from investment operations	(2.66)	(0.65)	(0.31)	0.94
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.39)	(0.33)	(0.15)
Return of capital	—	—	(0.04)	—
Total distributions	(0.25)	(0.39)	(0.37)	(0.15)
Net asset value, end of period	$16.00	$18.91	$19.95	$20.63
Total return (b)	(14.14)%	(3.27)%	(1.47)%	4.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 8,798	$ 12,294	$ 3,991	$ 2,063
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	2.61% (c)	1.69%	1.96%	1.30% (c)
Portfolio turnover rate (e)	45%	126%	92%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended March 31,		Period Ended 3/31/2017 (a)
		2019	2018
Net asset value, beginning of period	$ 21.50	$ 21.14	$ 19.83	$ 20.12
Income from investment operations:
Net investment income (loss)	0.08	0.13	0.17	0.06
Net realized and unrealized gain (loss)	(1.21)	0.35	1.65	(0.28)
Total from investment operations	(1.13)	0.48	1.82	(0.22)
Distributions paid to shareholders from:
Net investment income	(0.09)	(0.12)	(0.17)	(0.06)
Net realized gain	—	—	(0.34)	(0.01)
Total distributions	(0.09)	(0.12)	(0.51)	(0.07)
Net asset value, end of period	$20.28	$21.50	$21.14	$19.83
Total return (b)	(5.26)%	2.30%	9.32%	(1.10)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,099	$ 5,376	$ 2,114	$ 1,983
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	0.78% (c)	0.69%	0.80%	0.64% (c)
Portfolio turnover rate (d)	26%	107%	70%	48%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Retail ETF (FTXD)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended March 31,		Period Ended 3/31/2017 (a)
		2019	2018
Net asset value, beginning of period	$ 22.34	$ 20.86	$ 19.68	$ 19.90
Income from investment operations:
Net investment income (loss)	0.13	0.21	0.31	0.15
Net realized and unrealized gain (loss)	1.04	1.45	1.18	(0.24)
Total from investment operations	1.17	1.66	1.49	(0.09)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.18)	(0.31)	(0.13)
Net asset value, end of period	$23.33	$22.34	$20.86	$19.68
Total return (b)	5.28%	7.98%	7.63%	(0.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 8,165	$ 8,934	$ 1,043	$ 1,968
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	1.09% (c)	1.41%	1.54%	1.44% (c)
Portfolio turnover rate (e)	38%	127%	126%	65%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended March 31,		Period Ended 3/31/2017 (a)
		2019	2018
Net asset value, beginning of period	$ 31.83	$ 32.58	$ 25.04	$ 19.93
Income from investment operations:
Net investment income (loss)	0.21	0.25	0.14	0.05
Net realized and unrealized gain (loss)	2.89	(0.79)	7.54	5.11
Total from investment operations	3.10	(0.54)	7.68	5.16
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.21)	(0.14)	(0.05)
Net realized gain	—	—	—	(0.00) (b)
Total distributions	(0.23)	(0.21)	(0.14)	(0.05)
Net asset value, end of period	$34.70	$31.83	$32.58	$25.04
Total return (c)	9.75%	(1.62)%	30.77%	25.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 31,234	$ 30,242	$ 47,247	$ 15,024
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	1.20% (d)	0.78%	0.55%	0.66% (d)
Portfolio turnover rate (e)	43%	94%	59%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended March 31,		Period Ended 3/31/2017 (a)
		2019	2018
Net asset value, beginning of period	$ 23.33	$ 24.93	$ 22.78	$ 19.94
Income from investment operations:
Net investment income (loss)	0.17	0.35	0.32	0.14
Net realized and unrealized gain (loss)	(0.15)	(1.62)	2.16	2.84
Total from investment operations	0.02	(1.27)	2.48	2.98
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.33)	(0.33)	(0.14)
Net realized gain	—	—	—	(0.00) (b)
Total distributions	(0.18)	(0.33)	(0.33)	(0.14)
Net asset value, end of period	$23.17	$23.33	$24.93	$22.78
Total return (c)	0.09%	(5.11)%	10.89%	14.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,317	$ 2,333	$ 3,740	$ 2,278
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.61% (d) (e)
Ratio of net investment income (loss) to average net assets	1.10% (d)	1.38%	1.27%	1.22% (d)
Portfolio turnover rate (f)	61%	108%	78%	28%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the seven funds listed below, each a non-diversified series of the Trust.
First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker “FTXH”)
First Trust Nasdaq Retail ETF - (Nasdaq ticker “FTXD”)
First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (Nasdaq ticker “FTXR”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which each Fund invests, or in certain circumstances, for cash. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart Banks Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & Beverage Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & Gas Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart Pharmaceuticals Index
First Trust Nasdaq Retail ETF	Nasdaq US Smart Retail Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart Semiconductor Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart Transportation Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2019, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2019, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 14,689,357	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	14,971	—	—
First Trust Nasdaq Oil & Gas ETF	324,106	—	—
First Trust Nasdaq Pharmaceuticals ETF	25,550	—	—
First Trust Nasdaq Retail ETF	43,750	—	—
First Trust Nasdaq Semiconductor ETF	228,505	—	—
First Trust Nasdaq Transportation ETF	40,176	—	—
As of March 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$ 422,720	$ (41,712,279)	$ (25,425,247)
First Trust Nasdaq Food & Beverage ETF	2,284	(303,974)	116,280
First Trust Nasdaq Oil & Gas ETF	5,879	(4,834,458)	(743,408)
First Trust Nasdaq Pharmaceuticals ETF	2,095	(658,453)	4,621
First Trust Nasdaq Retail ETF	19,452	(756,240)	91,894
First Trust Nasdaq Semiconductor ETF	32,513	(3,679,828)	(180,274)
First Trust Nasdaq Transportation ETF	82	(370,875)	(33,530)
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, and 2019 remain open to

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
federal and state audit. As of September 30, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2019, the Funds had non-expiring capital loss carryforward for federal income tax purposes as follows:
Capital Loss Available
First Trust Nasdaq Bank ETF	$ 41,712,279
First Trust Nasdaq Food & Beverage ETF	303,974
First Trust Nasdaq Oil & Gas ETF	4,834,458
First Trust Nasdaq Pharmaceuticals ETF	658,453
First Trust Nasdaq Retail ETF	756,240
First Trust Nasdaq Semiconductor ETF	3,679,828
First Trust Nasdaq Transportation ETF	370,875
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
F. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.60% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2019, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 63,818,118	$ 64,107,658
First Trust Nasdaq Food & Beverage ETF	960,832	946,901
First Trust Nasdaq Oil & Gas ETF	4,768,530	4,769,549
First Trust Nasdaq Pharmaceuticals ETF	1,730,027	1,728,535
First Trust Nasdaq Retail ETF	3,051,433	3,049,061
First Trust Nasdaq Semiconductor ETF	12,913,239	12,860,712
First Trust Nasdaq Transportation ETF	2,284,304	2,279,457

For the six months ended September 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 17,554,743	$ 53,098,242
First Trust Nasdaq Food & Beverage ETF	3,119,805	—
First Trust Nasdaq Oil & Gas ETF	2,647,425	4,198,009
First Trust Nasdaq Pharmaceuticals ETF	2,097,534	—
First Trust Nasdaq Retail ETF	—	1,140,243
First Trust Nasdaq Semiconductor ETF	11,967,813	12,653,103
First Trust Nasdaq Transportation ETF	4,661,939	4,660,041
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. An additional variable fee of up to three times

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process or the extent that cash is used in lieu of securities to purchase Creation Units.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2020.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters
On August 28, 2018, Nasdaq, Inc., the independent Index Provider, determined the need to enact an interim rebalance of the indexes in accordance with its methodology guidelines of ensuring Index integrity. The interim rebalance was completed prior to market open on August 31, 2018, and each Fund’s portfolio was promptly adjusted to reflect the Index share and component changes instituted by such rebalance to allow each Fund to continue to track its index.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
Advisory Agreement
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following seven series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Retail ETF (FTXD)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for FTXR was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s description of its long-term commitment to each Fund.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for the one-year period ended December 31, 2018 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI
Developed International Equity Select ETF (RNDM)

Emerging Markets Equity Select ETF (RNEM)

Large Cap US Equity Select ETF (RNLC)

Mid Cap US Equity Select ETF (RNMC)

Small Cap US Equity Select ETF (RNSC)

US Equity Dividend Select ETF (RNDV)

Semi-Annual Report
For the Six Months Ended
September 30, 2019

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2019

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2019
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund (“ETF”) money flows. After all, investors vote with their dollars, and money flows provide valuable feedback. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended September 30, 2019, investors funneled an estimated net $290.39 billion into bond mutual funds and ETFs, while liquidating an estimated net $54.19 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $529.80 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion (bond mutual funds & ETFs); and $161.60 billion (money market funds).
In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500® Index back it up. For the 12-month period ended September 30, 2019, as measured by total return, the top performers by far were Utilities, Real Estate and Consumer Staples, up 27.10%, 24.74% and 16.85%, respectively, according to Bloomberg. The S&P 500® Index posted a total return of 4.25% for the same period. These three sectors are all defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.
To be fair, the apprehension being exhibited by investors lately also extends to corporate executives, both here in the U.S. and abroad. Data from Refinitiv indicates that global mergers and acquisitions (“M&A”) activity declined by 16% year-over-year to $729 billion in the third quarter of 2019, the lowest quarterly volume since 2016, according to Reuters. U.S. M&A activity plunged 40% year-over-year to $246 billion in the third quarter of 2019, the lowest quarterly volume in the U.S. since 2014. The ongoing trade conflict between the U.S. and China reportedly weighed heavily on dealmaking.
The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 18 months and counting as of September 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as bad as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2019 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The trade conflict between the U.S. and China remains a work-in-progress. The Trump Administration has been steadfast in applying economic pressure to China via trade tariffs. The two parties have held numerous talks over the 18-month process to date but are still searching for enough common ground to forge an agreement, or even a partial deal. We believe the ongoing dispute has clearly been a drag on global economic growth. President Trump has been very outspoken about his desire for the Federal Reserve (the “Fed”) to lower rates to help offset the tempered growth stemming from the tariffs. While the Fed did initiate two 25 basis point reductions in the third quarter of 2019, which lowered the federal funds target rate (upper bound) from 2.50% to 2.00%, President Trump would like the Fed to be even more aggressive with rate cuts moving forward. He cites negative interest rates and bond yields in parts of Europe and Japan as support for his view.
The global growth forecast from the International Monetary Fund (“IMF”) released at the start of October reflects a downgrade for 2019 from its 3.3% estimate in April 2019 to 3.0%. It sees the rate of growth rebounding to 3.4% in 2020. The IMF notes that the escalation in trade tariffs between the U.S. and China has negatively impacted business sentiment and confidence globally. It estimates that real gross domestic product growth in the U.S. will be 2.4% in 2019 and 2.1% in 2020. These projections are subject to change, and we would expect them to be adjusted higher should the U.S. and China reach an agreement on trade policy in the not-too-distant future. While we believe a recession is inevitable at some point, we do not see one looming in the near-term.
While we need to keep a close eye on the direction of global economic growth moving forward, investors are still getting some positive feedback from companies around the world. Dividend payouts from common stock continue to trend higher. Historically speaking, rising cash dividend distributions have been a barometer of strength in the private sector. In the second quarter of 2019 (latest data), global dividends totaled $513.8 billion, an all-time high for a second quarter, according to Janus Henderson. It estimates that global dividends will total $1.43 trillion for full-year 2019.
Global Equities Markets
The three major Standard & Poor’s stock indices delivered mixed results for the six-month period ended September 30, 2019. The S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index posted total returns of 6.08%, 2.96%, and 1.66%, respectively, according to Bloomberg. Nine of the 11 major S& P 500® Index sectors posted positive total returns. The top-performing sectors were Utilities, Real Estate and Financials, up 13.13%, 10.36% and 10.17%, respectively, on a total return basis. The worst-performing sectors were Energy and Health Care, down 8.96% and 0.90%, respectively. We believe that small- and mid-cap stocks lagged in the period due to investor concerns over slowing economic growth. Small- and mid-sized companies are inherently riskier and not nearly as well-capitalized as their large company counterparts, in our opinion.
In the U.S. bond market, the top-performing major debt group we track was long-term municipal bonds. The Bloomberg Barclays 22+ Year U.S. Municipal Bond Index posted a total return of 5.60% for the six-month period ended September 30, 2019. The worst-performing debt group that we track was 30-Year GNMAs, though it finished in positive territory. The Bloomberg Barclays 30-Year GNMA Index posted a total return of 3.14%. The yield on the benchmark 10-Year Treasury note (“T-Note”) plunged by 74 basis points in the period to close at 1.67% on September 30, 2019, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.44% for the 10-year period ended September 30, 2019. The combination of the tempering of global growth and the Fed rate cuts were a boon for investors holding investment-grade debt securities, in our opinion.
The U.S. dollar registered a gain of 2.16% against a basket of major currencies for the six-month period ended September 30, 2019, as measured by the U.S. Dollar Index (DXY). With respect to U.S. investors, we believe a stronger U.S. dollar can negatively impact returns on unhedged foreign securities. We believe the dollar strengthened due to the escalating trade tariff battle between the U.S. and China. The U.S. has often been a safe haven for foreign investors during uncertain times.

Market Overview (Continued)
Investors appear to have favored foreign bonds over foreign stocks for the six-month period ended September 30, 2019. The Bloomberg Barclays Global Aggregate Index of higher quality debt posted a total return of 4.03% (USD), while the Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt rose by 4.46% (USD), according Bloomberg Barclays. With respect to equities, the MSCI World ex USA Index posted a total return of 2.83% (USD), compared to -3.66% (USD) for the MSCI Emerging Markets Index.

Fund Performance Overview (Unaudited)
Developed International Equity Select ETF (RNDM)
The Developed International Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Developed Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is designed to select low volatility developed markets (excluding the United States) securities that are included in the NASDAQ Developed Markets Ex-US Large Mid Cap Index (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets (excluding the United States), as determined by Nasdaq, Inc. A country is classified as “developed” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (6/20/17) to 9/30/19	Inception (6/20/17) to 9/30/19
Fund Performance
NAV	2.40%	1.33%	2.18%	5.05%
Market Price	2.50%	1.98%	2.39%	5.52%
Index Performance
Nasdaq Riskalyze Developed Markets Index	3.03%	2.53%	3.46%	8.05%
NASDAQ Developed Markets Ex-US Large Mid Cap Index	2.80%	-1.07%	3.33%	7.76%
MSCI World ex USA Index	2.83%	-0.95%	3.21%	7.47%
(See Notes to Fund Performance Overview on page 17.)

Riskalyze and the Nasdaq Riskalyze Developed Markets Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Developed International Equity Select ETF (RNDM) (Continued)
Sector Allocation	% of Total Investments
Industrials	20.6%
Financials	16.5
Consumer Staples	14.4
Real Estate	12.7
Health Care	9.1
Consumer Discretionary	7.7
Information Technology	5.3
Materials	4.6
Utilities	3.9
Communication Services	3.1
Energy	2.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Secom Co., Ltd.	3.2%
Mitsubishi Heavy Industries Ltd.	2.8
Nissan Motor Co., Ltd.	2.3
Roche Holding AG	2.0
Novartis AG	1.7
Orica Ltd.	1.6
Unilever PLC	1.6
Diageo PLC	1.5
Canon, Inc.	1.4
Kintetsu Group Holdings Co., Ltd.	1.3
Total	19.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	134	51	0	0
4/1/18 – 3/31/19	180	13	0	0
4/1/19 – 9/30/19	99	10	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	10	0	0	0
4/1/18 – 3/31/19	58	0	0	0
4/1/19 – 9/30/19	16	2	0	0

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM)
The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNEM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks, depository receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is designed to select low volatility emerging markets securities that are included in the NASDAQ Emerging Markets Large Mid Cap Index (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets, as determined by Nasdaq, Inc. A country is classified as “emerging” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Emerging markets are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed markets. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (6/20/17) to 9/30/19	Inception (6/20/17) to 9/30/19
Fund Performance
NAV	-1.38%	2.84%	2.87%	6.65%
Market Price	-1.53%	2.48%	3.04%	7.07%
Index Performance
Nasdaq Riskalyze Emerging Markets Index	-0.45%	4.23%	4.82%	11.33%
NASDAQ Emerging Markets Large Mid Cap Index	-1.51%	3.11%	5.34%	12.58%
MSCI Emerging Markets Index	-3.66%	-2.02%	2.32%	5.38%
(See Notes to Fund Performance Overview on page 17.)

Riskalyze and the Nasdaq Riskalyze Emerging Markets Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM) (Continued)
Sector Allocation	% of Total Investments
Financials	34.7%
Information Technology	12.2
Consumer Staples	11.0
Materials	6.8
Energy	6.6
Industrials	6.5
Real Estate	5.7
Communication Services	5.7
Consumer Discretionary	4.6
Utilities	4.0
Health Care	2.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Kotak Mahindra Bank Ltd.	2.5%
Reliance Industries Ltd.	2.4
HDFC Bank Ltd.	2.1
Advantech Co., Ltd.	2.1
Wistron Corp.	2.1
Housing Development Finance Corp., Ltd.	2.0
Quanta Computer, Inc.	1.9
Compal Electronics, Inc.	1.8
IndusInd Bank Ltd.	1.5
Lite-On Technology Corp.	1.2
Total	19.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	110	50	5	0
4/1/18 – 3/31/19	67	97	40	0
4/1/19 – 9/30/19	52	48	3	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	23	5	2	0
4/1/18 – 3/31/19	37	9	1	0
4/1/19 – 9/30/19	22	2	0	0

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC)
The Large Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNLC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US large cap securities that are included in the Nasdaq US 500 Large Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (6/20/17) to 9/30/19	Inception (6/20/17) to 9/30/19
Fund Performance
NAV	5.65%	3.06%	8.67%	20.88%
Market Price	5.41%	2.97%	8.67%	20.87%
Index Performance
Nasdaq Riskalyze US Large Cap Index	6.03%	3.72%	9.35%	22.59%
Nasdaq US 500 Large Cap Index	6.21%	4.37%	11.41%	27.94%
S&P 500® Index	6.08%	4.25%	11.35%	27.77%
(See Notes to Fund Performance Overview on page 17.)

Riskalyze and the Nasdaq Riskalyze US Large Cap Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	22.5%
Health Care	14.8
Financials	11.9
Consumer Discretionary	11.3
Industrials	11.2
Consumer Staples	7.1
Real Estate	6.2
Energy	4.6
Communication Services	4.3
Utilities	3.6
Materials	2.5
Total	100.0%
Top Ten Holdings	% of Total Investments
AT&T, Inc.	0.8%
KLA Corp.	0.8
CenturyLink, Inc.	0.7
Verizon Communications, Inc.	0.7
Western Digital Corp.	0.7
Lam Research Corp.	0.7
Seagate Technology PLC	0.7
Apple, Inc.	0.7
Texas Instruments, Inc.	0.7
Applied Materials, Inc.	0.7
Total	7.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	189	0	0	0
4/1/18 – 3/31/19	221	4	0	0
4/1/19 – 9/30/19	104	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	6	0	0	0
4/1/18 – 3/31/19	24	1	1	0
4/1/19 – 9/30/19	23	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC)
The Mid Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Mid Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNMC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US mid cap securities that are included in the Nasdaq US 600 Mid Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (6/20/17) to 9/30/19	Inception (6/20/17) to 9/30/19
Fund Performance
NAV	5.05%	0.78%	6.70%	15.94%
Market Price	5.23%	0.91%	6.83%	16.25%
Index Performance
Nasdaq Riskalyze US Mid Cap Index	5.37%	1.38%	7.35%	17.55%
Nasdaq US 600 Mid Cap Index	2.46%	-1.22%	8.46%	20.34%
S&P MidCap 400® Index	2.96%	-2.49%	6.36%	15.10%
(See Notes to Fund Performance Overview on page 17.)

Riskalyze and the Nasdaq Riskalyze US Mid Cap Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	18.4%
Financials	16.6
Industrials	16.3
Consumer Discretionary	12.5
Real Estate	11.6
Health Care	8.2
Materials	6.0
Utilities	3.1
Consumer Staples	3.0
Communication Services	2.3
Energy	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Perrigo Co. PLC	1.2%
Chemed Corp.	1.2
Cabot Microelectronics Corp.	1.1
West Pharmaceutical Services, Inc.	1.1
Entegris, Inc.	1.1
Teradyne, Inc.	1.1
MKS Instruments, Inc.	1.1
SYNNEX Corp.	1.0
Monolithic Power Systems, Inc.	1.0
Hill-Rom Holdings, Inc.	1.0
Total	10.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	173	0	0	0
4/1/18 – 3/31/19	237	5	0	0
4/1/19 – 9/30/19	124	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	22	0	0	0
4/1/18 – 3/31/19	8	1	0	0
4/1/19 – 9/30/19	3	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC)
The Small Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Small Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNSC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US small cap securities that are included in the Nasdaq US 700 Small Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (6/20/17) to 9/30/19	Inception (6/20/17) to 9/30/19
Fund Performance
NAV	0.66%	-7.50%	4.23%	9.89%
Market Price	0.51%	-7.56%	4.31%	10.10%
Index Performance
Nasdaq Riskalyze US Small Cap Index	0.99%	-6.95%	4.90%	11.52%
Nasdaq US 700 Small Cap Index	-0.95%	-9.41%	5.75%	13.60%
S&P SmallCap 600® Index	1.66%	-9.34%	6.60%	15.70%
(See Notes to Fund Performance Overview on page 17.)

Riskalyze and the Nasdaq Riskalyze US Small Cap Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC) (Continued)
Sector Allocation	% of Total Investments
Industrials	18.6%
Financials	17.2
Health Care	14.6
Information Technology	11.7
Consumer Discretionary	11.1
Real Estate	7.4
Energy	4.5
Consumer Staples	4.0
Materials	4.0
Communication Services	3.8
Utilities	3.1
Total	100.0%
Top Ten Holdings	% of Total Investments
CONMED Corp.	2.4%
US Physical Therapy, Inc.	2.3
National HealthCare Corp.	2.2
Luminex Corp.	2.2
Atrion Corp.	2.0
Ensign Group (The), Inc.	1.8
Patterson Cos., Inc.	1.7
NIC, Inc.	1.0
Presidio, Inc.	0.9
Power Integrations, Inc.	0.9
Total	17.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	163	0	0	0
4/1/18 – 3/31/19	233	5	1	0
4/1/19 – 9/30/19	126	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	32	0	0	0
4/1/18 – 3/31/19	11	1	0	0
4/1/19 – 9/30/19	1	0	0	0

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV)
The US Equity Dividend Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select Dividend Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US securities that (i) are included in the Nasdaq US 500 Large Cap Index (the “Base Index”); (ii) have paid a dividend in the trailing twelve months (based on the ex-date); and (iii) have a trailing twelve-month dividend yield higher than the index yield of the Base Index. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/19	1 Year Ended 9/30/19	Inception (6/20/17) to 9/30/19	Inception (6/20/17) to 9/30/19
Fund Performance
NAV	4.37%	2.60%	8.41%	20.20%
Market Price	3.95%	2.20%	8.22%	19.72%
Index Performance
Nasdaq Riskalyze US Large Cap Select Dividend Index	4.68%	3.18%	9.01%	21.73%
Nasdaq US 500 Large Cap Index	6.21%	4.37%	11.41%	27.94%
S&P 500® Index	6.08%	4.25%	11.35%	27.77%
(See Notes to Fund Performance Overview on page 17.)

Riskalyze and the Nasdaq Riskalyze US Large Cap Select Dividend Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	22.9%
Health Care	13.5
Consumer Discretionary	12.8
Industrials	10.7
Financials	9.7
Real Estate	8.9
Consumer Staples	6.2
Energy	4.9
Communication Services	3.7
Utilities	3.6
Materials	3.1
Total	100.0%
Top Ten Holdings	% of Total Investments
AbbVie, Inc.	2.7%
Seagate Technology PLC	2.6
Western Digital Corp.	2.2
International Business Machines Corp.	2.1
Cardinal Health, Inc.	1.9
Bristol-Myers Squibb Co.	1.8
Kohl’s Corp.	1.6
WestRock Co.	1.6
Gilead Sciences, Inc.	1.5
Gap (The), Inc.	1.5
Total	19.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	190	0	0	0
4/1/18 – 3/31/19	175	3	0	0
4/1/19 – 9/30/19	26	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	5	0	0	0
4/1/18 – 3/31/19	68	4	1	0
4/1/19 – 9/30/19	100	1	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2019 (Unaudited)
As a shareholder of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF or US Equity Dividend Select ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
Developed International Equity Select ETF (RNDM)
Actual	$1,000.00	$1,024.00	0.65%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Emerging Markets Equity Select ETF (RNEM)
Actual	$1,000.00	$986.20	0.75%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79
Large Cap US Equity Select ETF (RNLC)
Actual	$1,000.00	$1,056.50	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
Mid Cap US Equity Select ETF (RNMC)
Actual	$1,000.00	$1,050.50	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
Small Cap US Equity Select ETF (RNSC)
Actual	$1,000.00	$1,006.60	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
US Equity Dividend Select ETF (RNDV)
Actual	$1,000.00	$1,043.70	0.50%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2019 through September 30, 2019), multiplied by 183/366 (to reflect the six-month period).

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 90.4%
	Australia – 5.6%
1,162	ASX Ltd.	$63,583
12,175	Aurizon Holdings Ltd.	48,483
35,355	AusNet Services	43,311
3,087	Australia & New Zealand Banking Group Ltd.	59,424
4,711	Brambles Ltd.	36,249
1,137	Commonwealth Bank of Australia	62,030
7,846	Crown Resorts Ltd.	63,813
29,408	Medibank Pvt Ltd.	67,486
3,180	National Australia Bank Ltd.	63,746
28,488	Orica Ltd.	433,399
6,527	QBE Insurance Group Ltd.	55,332
9,814	Sonic Healthcare Ltd.	185,802
5,661	Suncorp Group Ltd.	52,155
7,456	Sydney Airport	40,410
4,197	Transurban Group	41,613
2,606	Wesfarmers Ltd.	70,005
3,100	Westpac Banking Corp.	62,017
2,971	Woolworths Group Ltd.	74,757
		1,523,615
	Austria – 0.2%
169	ANDRITZ AG	6,908
491	Erste Group Bank AG	16,237
298	OMV AG	15,993
804	Raiffeisen Bank International AG	18,657
259	voestalpine AG	5,951
		63,746
	Belgium – 1.3%
665	Ageas	36,879
1,857	Anheuser-Busch InBev S.A./N.V.	176,941
102	Colruyt S.A.	5,590
330	Groupe Bruxelles Lambert S.A.	31,688
459	KBC Group N.V.	29,827
287	Proximus S.A.D.P.	8,524
159	Solvay S.A.	16,464
156	Telenet Group Holding N.V.	7,362
181	UCB S.A.	13,139
388	Umicore S.A.	14,645
		341,059
	Bermuda – 0.6%
3,422	China Gas Holdings Ltd.	13,229
3,412	CK Infrastructure Holdings Ltd.	22,964
3,504	Hiscox Ltd.	71,518
1,500	Hongkong Land Holdings Ltd.	8,430
300	Jardine Matheson Holdings Ltd.	16,050
2,384	Kerry Properties Ltd.	7,346
9,778	NWS Holdings Ltd.	15,145
2,444	Shangri-La Asia Ltd.	2,495
1,284	Yue Yuen Industrial Holdings Ltd.	3,514
		160,691
Shares	Description	Value

	Canada – 5.0%
1,410	Algonquin Power & Utilities Corp.	$19,306
963	Bank of Montreal	70,928
1,354	Bank of Nova Scotia (The)	76,906
1,234	BCE, Inc.	59,686
912	Canadian Imperial Bank of Commerce	75,247
581	Canadian Utilities Ltd., Class A	17,125
424	Emera, Inc.	18,613
4,501	First Capital Realty, Inc.	74,980
429	Fortis, Inc.	18,137
3,322	George Weston Ltd.	279,481
2,976	Great-West Lifeco, Inc.	71,455
1,021	Hydro One Ltd. (b)	18,873
852	Intact Financial Corp.	85,750
1,597	National Bank of Canada	79,461
3,091	Power Corp. of Canada	71,206
3,085	Power Financial Corp.	71,533
1,019	Rogers Communications, Inc., Class B	49,633
955	Royal Bank of Canada	77,468
1,481	TELUS Corp.	52,707
1,328	Toronto-Dominion Bank (The)	77,434
		1,365,929
	Cayman Islands – 0.5%
550	ASM Pacific Technology Ltd.	6,716
4,888	CK Asset Holdings Ltd.	33,116
3,566	CK Hutchison Holdings Ltd.	31,485
1,834	Kingboard Holdings Ltd.	4,855
7,224	Sands China Ltd.	32,720
6,112	Wharf Real Estate Investment Co., Ltd.	33,376
		142,268
	Denmark – 1.8%
1,290	Ambu A.S., Class B	21,375
20	AP Moller - Maersk A.S., Class B	22,616
119	Carlsberg A.S., Class B	17,589
340	Chr Hansen Holding A.S.	28,858
311	Coloplast A.S., Class B	37,456
1,022	Danske Bank A.S.	14,230
1,154	Demant A.S. (c)	29,558
274	DSV Panalpina A.S.	26,072
197	Genmab A.S. (c)	39,990
735	GN Store Nord A.S.	29,840
789	H Lundbeck A.S.	26,170
745	ISS A.S.	18,435
652	Novo Nordisk A.S., Class B	33,519
742	Novozymes A.S., Class B	31,197
270	Orsted A.S. (b)	25,092
317	Pandora A.S.	12,722
201	Royal Unibrew A.S.	16,573
654	Tryg A.S.	18,742

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
426	Vestas Wind Systems A.S.	$33,073
		483,107
	Finland – 1.3%
312	Elisa OYJ	16,085
901	Fortum OYJ	21,301
411	Huhtamaki OYJ	16,387
141	Kesko OYJ, Class B	8,907
303	Kone OYJ, Class B	17,252
444	Metso OYJ	16,585
875	Neste OYJ	28,964
11,662	Nokia OYJ	59,106
243	Nokian Renkaat OYJ	6,854
6,209	Nordea Bank Abp	44,032
215	Orion Oyj, Class B	8,019
1,055	Sampo OYJ, Class A	41,948
1,913	Stora Enso OYJ, Class R	23,050
802	UPM-Kymmene OYJ	23,707
604	Valmet OYJ	11,725
947	Wartsila OYJ Abp	10,606
		354,528
	France – 8.8%
976	Air Liquide S.A.	138,931
2,087	Alstom S.A.	86,508
1,943	AXA S.A.	49,619
2,221	CNP Assurances	42,920
2,282	Danone S.A.	201,021
931	Eiffage S.A.	96,522
3,468	Engie S.A.	56,624
1,356	EssilorLuxottica S.A.	195,462
683	Eurazeo SE	50,808
5,899	Getlink SE	88,600
266	Hermes International	183,814
1,336	Legrand S.A.	95,350
654	L’Oreal S.A.	183,125
3,963	Orange S.A.	62,179
980	Pernod Ricard S.A.	174,536
1,677	Sanofi	155,477
747	Thales S.A.	85,897
4,647	TOTAL S.A.	242,537
2,286	Veolia Environnement S.A.	57,955
919	Vinci S.A.	98,985
388	Wendel S.A.	53,539
		2,400,409
	Germany – 8.0%
245	Allianz SE	57,106
754	BASF SE	52,695
2,211	Bayerische Motoren Werke AG	155,654
1,639	Beiersdorf AG	193,292
1,077	Brenntag AG	52,120
425	Deutsche Boerse AG	66,427
3,784	Deutsche Post AG	126,391
7,273	Deutsche Telekom AG	122,031
1,123	Deutsche Wohnen SE	40,992
Shares	Description	Value

	Germany (Continued)
3,837	E.ON SE	$37,301
2,036	Evonik Industries AG	50,264
1,608	Fraport AG Frankfurt Airport Services Worldwide	136,390
384	Hannover Rueck SE	64,916
1,670	Henkel AG & Co., KGaA (Preference Shares)	165,276
444	LEG Immobilien AG	50,814
1,162	Merck KGaA	130,895
230	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	59,513
2,568	SAP SE	301,955
1,144	Siemens AG	122,508
616	Symrise AG	59,863
2,207	TAG Immobilien AG	50,372
1,414	Uniper SE	46,374
1,050	Vonovia SE	53,274
		2,196,423
	Greece – 0.0%
489	Hellenic Telecommunications Organization S.A.	6,737
	Hong Kong – 2.2%
4,644	AIA Group Ltd.	43,876
2,311	CLP Holdings, Ltd.	24,281
18,578	Hang Lung Properties Ltd.	42,192
1,808	Hang Seng Bank Ltd.	38,985
7,730	Henderson Land Development Co., Ltd.	35,998
13,309	Hong Kong & China Gas Co., Ltd.	25,947
1,286	Hong Kong Exchanges & Clearing Ltd.	37,738
8,556	Hysan Development Co., Ltd.	34,496
6,002	MTR Corp., Ltd.	33,695
27,642	New World Development Co., Ltd.	35,903
8,556	PCCW Ltd.	4,803
4,462	Power Assets Holdings Ltd.	29,974
24,000	Sino Land Co., Ltd.	36,072
36,778	Sun Art Retail Group Ltd.	37,352
2,750	Sun Hung Kai Properties Ltd.	39,578
2,764	Swire Pacific Ltd., Class A	25,726
15,522	Wharf Holdings (The) Ltd.	33,865
6,500	Wheelock & Co., Ltd.	37,029
		597,510
	Ireland – 0.6%
1,914	Bank of Ireland Group PLC	7,594
733	CRH PLC	25,238
263	DCC PLC	22,947
1,011	Glanbia PLC	12,562
177	Kerry Group PLC, Class A	20,700
491	Kingspan Group PLC	23,975

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
2,205	Ryanair Holdings PLC (c)	$25,367
815	Smurfit Kappa Group PLC	24,251
		162,634
	Israel – 0.4%
1,954	Bank Hapoalim BM (c)	15,402
1,980	Bank Leumi Le-Israel BM	14,091
1,454	Israel Chemicals Ltd.	7,219
3,747	Israel Discount Bank Ltd., Class A	16,481
629	Mizrahi Tefahot Bank Ltd.	15,634
126	Nice, Ltd. (c)	18,522
2,114	Teva Pharmaceutical Industries Ltd. (c)	14,546
		101,895
	Italy – 2.2%
15,423	A2A S.p.A.	28,309
160	Amplifon S.p.A.	3,924
1,680	Assicurazioni Generali S.p.A.	32,557
738	Atlantia S.p.A.	17,849
4,389	Banca Mediolanum S.p.A.	32,960
935	Buzzi Unicem S.p.A	21,442
1,006	Davide Campari-Milano S.p.A.	9,090
31	DiaSorin S.p.A.	3,605
4,398	Enel S.p.A.	32,841
3,478	Eni S.p.A.	53,201
2,364	FinecoBank Banca Fineco S.p.A.	25,024
870	Freni Brembo S.p.A.	8,477
7,781	Hera S.p.A.	31,939
586	Interpump Group S.p.A.	18,523
12,766	Intesa Sanpaolo S.p.A.	30,271
4,558	Italgas S.p.A.	29,420
2,992	Mediobanca Banca di Credito Finanziario S.p.A.	32,677
1,533	Pirelli & C S.p.A. (b)	9,070
3,196	Poste Italiane S.p.A. (b)	36,333
460	Salvatore Ferragamo S.p.A	8,501
11,967	Snam S.p.A.	60,443
40,869	Telecom Italia S.p.A. (c)	23,319
4,442	Terna Rete Elettrica Nazionale S.p.A	28,536
11,529	UnipolSai Assicurazioni S.p.A.	30,661
		608,972
	Japan – 14.5%
8,400	ANA Holdings, Inc.	282,318
14,100	Canon, Inc.	375,891
6,500	Chugoku Electric Power (The) Co., Inc.	83,501
6,500	Japan Post Bank Co., Ltd.	62,941
6,000	Japan Post Holdings Co., Ltd.	55,214
6,660	Kintetsu Group Holdings Co., Ltd.	346,782
6,900	Kyushu Electric Power Co., Inc.	65,091
19,500	Mitsubishi Heavy Industries Ltd.	763,228
Shares	Description	Value

	Japan (Continued)
45,600	Mizuho Financial Group, Inc.	$69,839
2,300	MS&AD Insurance Group Holdings, Inc.	74,451
99,100	Nissan Motor Co., Ltd.	617,834
9,500	Secom Co., Ltd.	866,136
62,700	Yamada Denki Co., Ltd.	303,280
		3,966,506
	Jersey – 0.9%
7,334	Experian PLC	234,365
	Luxembourg – 0.4%
1,142	ArcelorMittal	16,065
6,605	Aroundtown S.A.	54,022
23	Eurofins Scientific SE	10,689
446	Subsea 7 S.A.	4,607
977	Tenaris S.A.	10,366
		95,749
	Netherlands – 4.9%
1,134	Aalberts N.V.	44,941
1,973	ABN AMRO Bank N.V. (b)	34,784
9,257	Aegon N.V.	38,512
297	Airbus SE	38,587
261	Akzo Nobel N.V.	23,267
126	Argenx SE (c)	14,297
810	ASML Holding N.V.	200,630
1,069	ASR Nederland N.V.	39,464
1,517	Boskalis Westminster	31,647
479	EXOR N.V.	32,098
921	Heineken Holding N.V.	91,701
874	Heineken N.V.	94,461
304	IMCD N.V.	22,482
3,677	ING Groep N.V.	38,490
1,793	Koninklijke Ahold Delhaize N.V.	44,861
212	Koninklijke DSM N.V.	25,510
7,305	Koninklijke KPN N.V.	22,780
1,975	Koninklijke Philips N.V.	91,488
819	Koninklijke Vopak N.V.	42,098
1,071	NN Group N.V.	37,985
842	OCI N.V. (c)	19,878
3,267	QIAGEN N.V. (c)	106,969
804	Randstad N.V.	39,513
340	SBM Offshore N.V.	5,651
1,588	Unilever N.V.	95,456
701	Wolters Kluwer N.V.	51,176
		1,328,726
	New Zealand – 0.2%
1,338	a2 Milk Co., Ltd. (c)	11,110
1,949	Auckland International Airport Ltd.	11,167
1,798	Fisher & Paykel Healthcare Corp., Ltd.	19,478
3,549	Spark New Zealand Ltd.	9,801
		51,556

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Norway – 0.7%
160	Aker ASA, Class A	$8,512
811	Aker BP ASA	21,698
663	DNB ASA	11,678
1,319	Equinor ASA	25,089
706	Gjensidige Forsikring ASA	13,996
1,303	Leroy Seafood Group ASA	7,915
423	Mowi ASA	9,759
3,073	Norsk Hydro ASA	10,809
1,231	Orkla ASA	11,198
197	Salmar ASA	8,640
367	Schibsted ASA, Class A	10,855
1,568	Storebrand ASA	9,900
1,262	Telenor ASA	25,323
203	Tomra Systems ASA	5,422
304	Yara International ASA	13,092
		193,886
	Papua New Guinea – 0.0%
2,458	Oil Search Ltd.	12,144
	Portugal – 0.1%
16,576	Banco Comercial Portugues S.A., Class R	3,444
961	Galp Energia SGPS S.A.	14,481
508	Jeronimo Martins SGPS S.A.	8,571
		26,496
	Singapore – 0.9%
7,400	CapitaLand Ltd.	18,899
3,000	City Developments Ltd.	21,315
3,900	ComfortDelGro Corp., Ltd.	6,772
1,100	DBS Group Holdings Ltd.	19,896
9,600	Genting Singapore Ltd.	6,112
300	Jardine Cycle & Carriage Ltd.	6,512
2,700	Keppel Corp., Ltd.	11,584
2,400	Oversea-Chinese Banking Corp., Ltd.	18,858
1,700	SATS Ltd.	5,953
1,900	Sembcorp Industries Ltd.	2,859
1,000	Singapore Airlines Ltd.	6,613
3,700	Singapore Exchange Ltd.	22,674
2,300	Singapore Technologies Engineering Ltd.	6,390
15,200	Singapore Telecommunications Ltd.	34,092
1,100	United Overseas Bank Ltd.	20,422
3,900	UOL Group Ltd.	21,163
400	Venture Corp Ltd.	4,431
6,300	Wilmar International Ltd.	17,002
5,800	Yangzijiang Shipbuilding Holdings Ltd.	4,028
		255,575
	South Korea – 4.1%
139	CJ CheilJedang Corp.	27,250
288	DB Insurance Co., Ltd.	12,424
Shares	Description	Value

	South Korea (Continued)
176	GS Holdings Corp.	$7,401
543	Hana Financial Group, Inc.	16,002
376	Hyundai Motor Co.	42,122
1,407	Industrial Bank of Korea	15,527
290	Kangwon Land, Inc.	7,164
472	KB Financial Group, Inc.	16,849
1,272	Kia Motors Corp.	48,492
1,126	Korea Electric Power Corp. (c)	24,381
204	Korea Zinc Co., Ltd.	76,405
1,700	KT Corp., ADR	19,227
435	KT&G Corp.	38,367
794	LG Corp.	46,466
910	Lotte Corp.	27,578
52	Lotte Shopping Co., Ltd.	5,608
2,698	Mirae Asset Daewoo Co., Ltd.	16,917
575	Samsung C&T Corp.	43,120
7,739	Samsung Electronics Co., Ltd.	317,350
66	Samsung Fire & Marine Insurance Co., Ltd.	12,304
235	Samsung Life Insurance Co., Ltd.	13,969
471	Shinhan Financial Group Co., Ltd.	16,459
1,277	SK Holdings Co., Ltd.	217,789
148	SK Innovation Co., Ltd.	20,539
93	SK Telecom Co., Ltd.	18,776
		1,108,486
	Spain – 2.9%
204	Acciona S.A.	21,590
518	ACS Actividades de Construccion y Servicios S.A.	20,698
126	Aena SME S.A. (b)	23,072
817	Amadeus IT Group S.A.	58,523
5,774	Banco Bilbao Vizcaya Argentaria S.A.	30,085
33,122	Banco de Sabadell S.A.	32,137
7,095	Banco Santander S.A.	28,895
12,730	Bankia S.A.	24,039
4,331	Bankinter S.A.	27,351
10,562	CaixaBank S.A.	27,744
1,460	Cellnex Telecom S.A. (b)	60,311
115	CIE Automotive S.A.	2,883
1,184	Enagas S.A.	27,436
1,351	Endesa S.A.	35,547
971	Ferrovial S.A.	28,057
992	Grifols S.A.	29,236
3,924	Iberdrola S.A.	40,785
2,322	Industria de Diseno Textil S.A.	71,877
11,973	Mapfre S.A.	32,247
1,232	Naturgy Energy Group S.A.	32,684
1,616	Red Electrica Corp. S.A.	32,823
3,400	Repsol S.A.	53,142
5,112	Telefonica S.A.	39,008
		780,170

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden – 2.8%
1,841	AAK AB	$35,692
1,358	Alfa Laval AB	26,804
1,444	Assa Abloy AB, Class B	32,139
1,078	Axfood AB	22,898
1,212	Castellum AB	25,954
952	Essity AB, Class B	27,784
1,619	Fabege AB	26,676
733	Fastighets AB Balder, Class B (c)	27,759
1,683	Hexagon AB, Class B	81,141
500	ICA Gruppen AB	23,100
1,122	Industrivarden AB, Class C	24,562
522	Investor AB, Class B	25,511
908	Kinnevik AB, Class B	23,881
2,435	Nibe Industrier AB, Class B	30,883
1,920	Sandvik AB	29,910
1,929	Securitas AB, Class B	29,550
2,715	Skandinaviska Enskilda Banken AB, Class A	24,954
1,716	Skanska AB, Class B	34,759
1,877	SKF AB, Class B	31,023
3,652	Svenska Cellulosa AB SCA, Class B	32,565
2,228	Svenska Handelsbanken AB, Class A	20,863
539	Swedish Match AB	22,290
10,277	Telia Co., AB	46,008
2,014	Trelleborg AB, Class B	28,254
2,013	Volvo AB, Class B	28,271
		763,231
	Switzerland – 10.0%
2,668	ABB Ltd.	52,422
303	Baloise Holding AG	54,282
139	Barry Callebaut AG	286,621
36	Chocoladefabriken Lindt & Spruengli AG	265,838
163	DKSH Holding AG	8,137
54	EMS-Chemie Holding AG	33,627
275	Flughafen Zurich AG	50,919
123	Geberit AG	58,736
11	Givaudan S.A.	30,684
410	Helvetia Holding AG	56,567
365	Kuehne + Nagel International AG	53,760
2,626	Nestle S.A.	284,899
5,251	Novartis AG	455,309
639	Pargesa Holding S.A.	49,139
69	Partners Group Holding AG	52,943
461	PSP Swiss Property AG	58,523
1,833	Roche Holding AG	533,435
242	Schindler Holding AG	54,120
20	SGS S.A.	49,577
207	Sunrise Communications Group AG (b)	16,105
Shares	Description	Value

	Switzerland (Continued)
114	Swiss Life Holding AG	$54,496
571	Swiss Prime Site AG	55,867
512	Swiss Re AG	53,403
31	Swisscom AG	15,291
151	Zurich Insurance Group AG	57,795
		2,742,495
	United Kingdom – 9.5%
2,565	Admiral Group PLC	66,797
13,255	Aviva PLC	65,077
6,022	Bunzl PLC	157,342
4,295	Compass Group PLC	110,530
9,821	Diageo PLC	402,473
15,486	Direct Line Insurance Group PLC	57,160
10,502	GlaxoSmithKline PLC	225,276
8,770	HSBC Holdings PLC	67,352
1,679	InterContinental Hotels Group PLC	104,769
19,857	Legal & General Group PLC	60,647
87,971	Lloyds Banking Group PLC	58,539
1,151	London Stock Exchange Group PLC	103,424
8,069	Phoenix Group Holdings PLC	68,586
4,721	RELX PLC	112,176
15,195	Rightmove PLC	102,869
10,765	RSA Insurance Group PLC	70,707
11,011	Smith & Nephew PLC	265,221
7,012	Unilever PLC	421,596
34,422	Wm Morrison Supermarkets PLC	84,774
		2,605,315
	United States – 0.0%
122	Autoliv, Inc.	9,506
	Total Common Stocks	24,683,729
	(Cost $24,924,311)
REAL ESTATE INVESTMENT TRUSTS (a) – 9.0%
	Australia – 1.4%
6,307	Dexus	50,785
6,019	Goodman Group	57,607
12,938	GPT (The) Group	53,792
29,218	Mirvac Group	60,345
19,549	Scentre Group	51,855
20,870	Stockland	64,092
30,903	Vicinity Centres	53,605
		392,081
	Canada – 1.3%
1,954	Allied Properties Real Estate Investment Trust	79,009
1,875	Canadian Apartment Properties REIT	77,089
4,114	H&R Real Estate Investment Trust	71,825

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Canada (Continued)
3,639	RioCan Real Estate Investment Trust	$72,459
2,751	SmartCentres Real Estate Investment Trust	67,485
		367,867
	France – 0.7%
461	Covivio	48,790
331	Gecina S.A.	52,023
578	ICADE	51,691
1,398	Klepierre S.A.	47,480
		199,984
	Hong Kong – 0.2%
3,850	Link REIT	42,466
	Japan – 3.6%
25	Advance Residence Investment Corp.	82,081
32	Daiwa House REIT Investment Corp.	89,970
66	GLP J-REIT	87,532
87	Japan Hotel REIT Investment Corp.	64,853
17	Japan Prime Realty Investment Corp.	80,657
12	Japan Real Estate Investment Corp.	80,462
35	Japan Retail Fund Investment Corp.	73,998
10	Nippon Building Fund, Inc.	76,763
33	Nippon Prologis REIT, Inc.	90,370
48	Nomura Real Estate Master Fund, Inc.	86,655
41	Orix JREIT, Inc.	89,489
45	United Urban Investment Corp.	86,150
		988,980
	Singapore – 0.5%
9,300	Ascendas Real Estate Investment Trust	20,993
14,000	CapitaLand Commercial Trust	20,967
11,400	CapitaLand Mall Trust	21,692
14,300	Mapletree Commercial Trust	23,693
18,600	Mapletree Logistics Trust	21,801
13,900	Suntec Real Estate Investment Trust	19,108
		128,254
	Spain – 0.3%
3,208	Inmobiliaria Colonial Socimi S.A.	38,707
2,521	Merlin Properties Socimi S.A.	35,199
		73,906
Shares	Description	Value

	United Kingdom – 1.0%
9,281	British Land (The) Co., PLC	$66,734
1,696	Derwent London PLC	70,275
5,985	Land Securities Group PLC	63,021
8,118	Segro PLC	80,930
		280,960
	Total Real Estate Investment Trusts	2,474,498
	(Cost $2,224,649)
	Total Investments – 99.4%	27,158,227
	(Cost $27,148,960) (d)
	Net Other Assets and Liabilities – 0.6%	157,565
	Net Assets – 100.0%	$27,315,792

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,839,510 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,830,243. The net unrealized appreciation was $9,267.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,683,729	$ 24,683,729	$ —	$ —
Real Estate Investment Trusts*	2,474,498	2,474,498	—	—
Total Investments	$ 27,158,227	$ 27,158,227	$—	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	31.6%
JPY	18.2
GBP	11.8
CHF	10.1
AUD	7.1
CAD	6.4
KRW	4.0
HKD	3.1
SEK	3.0
DKK	1.8
SGD	1.4
NOK	0.7
ILS	0.4
NZD	0.2
USD	0.2
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.3%
	Bermuda – 0.8%
12,800	Brilliance China Automotive Holdings Ltd.	$13,751
1,600	China Resources Gas Group Ltd.	7,911
99,000	Haitong International Securities Group Ltd.	28,041
9,600	Kunlun Energy Co., Ltd.	8,268
12,300	Shenzhen International Holdings Ltd.	23,634
		81,605
	Brazil – 12.0%
21,290	Ambev S.A.	98,637
11,063	Atacadao S.A.	56,048
10,255	BB Seguridade Participacoes S.A.	86,459
21,636	BR Malls Participacoes S.A.	75,037
2,430	Cia Brasileira de Distribuicao (Preference Shares)	46,671
818	Cia de Saneamento de Minas Gerais-Copasa	13,385
666	Cia de Saneamento do Parana	13,497
2,590	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	15,397
1,232	Energisa S.A.	14,811
1,169	Engie Brasil Energia S.A.	12,489
624	Equatorial Energia S.A.	15,062
2,417	Fleury S.A.	15,369
1,904	Hypera S.A.	15,365
6,988	Iguatemi Empresa de Shopping Centers S.A.	79,938
8,940	IRB Brasil Resseguros S.A.	81,031
8,081	Itau Unibanco Holding S.A. (Preference Shares)	68,130
22,701	Itausa - Investimentos Itau S.A. (Preference Shares)	72,010
28,198	Klabin S.A.	104,446
11,627	Multiplan Empreendimentos Imobiliarios S.A.	80,732
3,007	Odontoprev S.A.	11,695
9,126	Sul America S.A.	104,791
891	Telefonica Brasil S.A. (Preference Shares)	11,782
3,588	TIM Participacoes S.A.	10,285
2,014	Transmissora Alianca de Energia Eletrica S.A.	13,960
10,261	WEG S.A.	59,838
		1,176,865
	Cayman Islands – 1.8%
8,000	China Resources Land Ltd.	33,530
1,440	ENN Energy Holdings Ltd.	14,900
9,600	Geely Automobile Holdings Ltd.	16,291
2,000	Hengan International Group Co., Ltd.	13,116
11,200	Tingyi Cayman Islands Holding Corp.	15,776
120,000	Zhenro Properties Group Ltd.	78,697
		172,310
	Chile – 1.5%
206,290	Banco de Chile	28,886
403,754	Banco Santander Chile	28,445
7,009	Cencosud S.A.	11,535
3,210	Empresas CMPC S.A.	7,466
1,149	Empresas COPEC S.A.	10,834
90,216	Enel Americas S.A.	16,518
154,906	Enel Chile S.A.	13,390
1,141	Latam Airlines Group S.A.	12,613
1,638	SACI Falabella	9,154
293	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	8,065
		146,906

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China – 12.6%
180,094	Agricultural Bank of China Ltd., Class H	$70,542
183,194	Bank of China Ltd., Class H	71,990
101,897	Bank of Communications Co., Ltd., Class H	66,565
51,197	CGN Power Co., Ltd., Class H (b)	12,934
299,196	China Cinda Asset Management Co., Ltd., Class H	58,788
130,200	China CITIC Bank Corp., Ltd., Class H	69,438
24,800	China Communications Construction Co., Ltd., Class H	19,397
96,598	China Construction Bank Corp., Class H	73,702
175,800	China Everbright Bank Co., Ltd., Class H	74,916
31,200	China Life Insurance Co., Ltd., Class H	72,291
114,598	China Minsheng Banking Corp., Ltd., Class H	77,932
21,280	China Pacific Insurance Group Co., Ltd., Class H	78,194
129,998	China Petroleum & Chemical Corp., Class H	77,292
28,197	China Railway Group Ltd., Class H	17,125
33,994	China Telecom Corp., Ltd., Class H	15,484
27,200	CRRC Corp., Ltd., Class H	18,983
24,800	Huaneng Power International, Inc., Class H	11,929
113,398	Industrial & Commercial Bank of China Ltd., Class H	75,958
159,600	PetroChina Co., Ltd., Class H	82,063
7,600	Ping An Insurance Group Co. of China Ltd., Class H	87,319
145,400	Postal Savings Bank of China Co., Ltd., Class H (b)	88,675
4,320	Zhuzhou CRRC Times Electric Co., Ltd., Class H	17,886
		1,239,403
	Colombia – 0.4%
2,899	Bancolombia S.A. (Preference Shares)	35,821
	Czech Republic – 0.2%
460	CEZ A.S.	10,157
217	Komercni banka A.S.	7,336
		17,493
	Hong Kong – 3.4%
1,400	Beijing Enterprises Holdings Ltd.	6,439
6,600	BOC Hong Kong Holdings Ltd.	22,399
8,800	China Everbright International Ltd.	6,782
4,000	China Merchants Port Holdings Co., Ltd.	6,022
8,900	China Mobile Ltd.	73,640
6,400	China Overseas Land & Investment Ltd.	20,128
3,200	China Resources Beer Holdings Co., Ltd.	16,964
8,000	China Resources Power Holdings Co., Ltd.	9,707
8,920	China Taiping Insurance Holdings Co., Ltd.	19,916
22,400	China Traditional Chinese Medicine Holdings Co., Ltd.	10,289
72,800	China Unicom Hong Kong Ltd.	77,280
8,000	CSPC Pharmaceutical Group Ltd.	16,066
6,400	Guangdong Investment Ltd.	12,526
19,988	Lenovo Group Ltd.	13,338
6,400	MMG Ltd. (c)	1,511
112,000	Yuexiu Property Co., Ltd.	24,293
		337,300
	Hungary – 0.5%
1,447	MOL Hungarian Oil & Gas PLC	13,613
623	OTP Bank Nyrt	25,938
367	Richter Gedeon Nyrt	5,937
		45,488
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India – 21.6%
3,893	Asian Paints Ltd.	$96,799
889	Bajaj Auto Ltd.	36,903
858	Britannia Industries Ltd.	35,644
6,618	Cipla Ltd.	39,735
2,058	Colgate-Palmolive India Ltd.	43,674
11,979	HDFC Bank Ltd.	207,477
1,517	Hindustan Unilever Ltd.	42,425
7,037	Housing Development Finance Corp., Ltd.	196,314
7,768	IndusInd Bank Ltd.	151,652
9,032	Infosys Ltd.	102,678
8,731	ITC Ltd.	32,013
10,364	Kotak Mahindra Bank Ltd.	240,488
4,196	Larsen & Toubro Ltd.	87,287
7,503	Marico Ltd.	41,740
388	Maruti Suzuki India Ltd.	36,768
45	MRF Ltd.	40,189
239	Nestle India Ltd.	46,842
13,670	NTPC Ltd.	22,665
9,340	Power Grid Corp. of India Ltd.	26,233
12,337	Reliance Industries Ltd.	231,921
3,352	Tata Consultancy Services Ltd.	99,294
2,277	Titan Co., Ltd.	40,903
1,794	Torrent Pharmaceuticals Ltd.	42,209
1,452	UltraTech Cement Ltd.	88,946
26,319	Wipro Ltd.	89,056
		2,119,855
	Indonesia – 2.8%
158,857	Adaro Energy Tbk PT	14,436
35,362	Astra International Tbk PT	16,442
19,558	Bank Central Asia Tbk PT	41,816
72,851	Bank Mandiri Persero Tbk PT	35,797
57,738	Bank Negara Indonesia Persero Tbk PT	29,896
131,733	Bank Rakyat Indonesia Persero Tbk PT	38,235
3,113	Gudang Garam Tbk PT	11,486
147,594	Japfa Comfeed Indonesia Tbk PT	16,428
29,716	Perusahaan Gas Negara Tbk PT	4,396
140,284	Telekomunikasi Indonesia Persero Tbk PT	42,594
16,584	United Tractors Tbk PT	24,038
		275,564
	Malaysia – 2.1%
17,900	AirAsia Group Bhd	7,524
17,400	CIMB Group Holdings Bhd	20,903
9,600	Dialog Group Bhd	7,796
4,900	Genting Bhd	6,717
10,200	Genting Malaysia Bhd	7,381
5,900	Hartalega Holdings Bhd	7,398
4,400	Hong Leong Bank Bhd	17,192
4,800	IHH Healthcare Bhd	6,512
9,700	Malayan Banking Bhd	19,715
8,100	Petronas Chemicals Group Bhd	14,587
3,900	Public Bank Bhd	18,704
15,700	RHB Bank Bhd	21,148
13,100	Tenaga Nasional Bhd	42,676

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Malaysia (Continued)
5,900	Top Glove Corp. Bhd	$6,271
		204,524
	Mexico – 4.3%
15,237	Alfa S.A.B. de C.V., Class A	13,435
9,552	Alsea S.A.B. de C.V. (c)	22,266
127,930	America Movil S.A.B. de C.V., Series L	95,037
4,130	Arca Continental S.A.B. de C.V.	22,391
34,657	Cemex S.A.B. de C.V.	13,488
2,493	Fomento Economico Mexicano S.A.B. de C.V.	22,846
2,253	Gruma S.A.B. de C.V., Class B	23,063
2,866	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	17,055
1,824	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	17,604
1,011	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	15,414
11,006	Grupo Bimbo S.A.B. de C.V., Series A	20,078
6,078	Grupo Financiero Banorte, S.A.B. de C.V., Class O	32,758
7,184	Grupo Mexico S.A.B. de C.V., Series B	16,844
9,037	Grupo Televisa S.A.B., Series CPO	17,709
1,487	Infraestructura Energetica Nova S.A.B. de C.V. (c)	5,917
13,559	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	27,250
8,260	Orbia Advance Corp S.A.B. de C.V.	16,190
7,570	Wal-Mart de Mexico S.A.B. de C.V.	22,437
		421,782
	Netherlands – 0.1%
314	X5 Retail Group N.V., GDR	10,984
	Philippines – 1.5%
1,580	Ayala Corp.	26,963
33,210	Ayala Land, Inc.	31,685
11,130	BDO Unibank, Inc.	30,708
11,010	International Container Terminal Services, Inc.	25,576
37,300	SM Prime Holdings, Inc.	26,772
		141,704
	Poland – 1.3%
593	Bank Polska Kasa Opieki S.A.	15,142
99	CCC S.A.	3,414
286	CD Projekt S.A.	17,359
176	Dino Polska S.A. (b) (c)	6,891
440	Grupa Lotos S.A.	9,717
445	KGHM Polska Miedz S.A. (c)	8,878
2,292	PGE Polska Grupa Energetyczna S.A. (c)	4,568
375	Polski Koncern Naftowy ORLEN S.A.	9,230
5,860	Polskie Gornictwo Naftowe i Gazownictwo S.A.	6,874
1,690	Powszechna Kasa Oszczednosci Bank Polski S.A.	16,571
1,610	Powszechny Zaklad Ubezpieczen S.A.	15,007
171	Santander Bank Polska S.A.	13,373
		127,024
	Russia – 1.7%
21,570	Alrosa PJSC	24,778
141	Magnit PJSC	7,736
145	MMC Norilsk Nickel PJSC	37,306
3,675	Mobile TeleSystems PJSC	15,016
4,024	Moscow Exchange MICEX-RTS PJSC	5,878
1,939	Severstal PJSC	27,900
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Russia (Continued)
4,783	Tatneft PJSC	$50,695
		169,309
	Singapore – 0.3%
3,120	BOC Aviation Ltd. (b)	28,801
	South Africa – 6.2%
1,992	Absa Group Ltd.	20,107
1,102	AVI Ltd.	5,986
3,907	Bid Corp., Ltd.	83,080
1,140	Bidvest Group (The) Ltd.	14,363
224	Capitec Bank Holdings Ltd.	19,042
2,215	Discovery Ltd.	16,680
3,592	Investec Ltd.	18,938
4,248	Life Healthcare Group Holdings Ltd.	6,362
1,206	Nedbank Group Ltd.	18,062
4,882	Netcare Ltd.	5,657
17,534	Pick n Pay Stores Ltd.	68,932
1,159	PSG Group Ltd.	16,159
1,191	Remgro Ltd.	12,833
3,987	RMB Holdings Ltd.	19,771
4,107	Sanlam Ltd.	20,225
6,979	Sappi Ltd.	17,304
1,034	Sasol Ltd.	17,277
6,068	SPAR Group (The) Ltd.	76,530
1,636	Standard Bank Group Ltd.	18,870
7,436	Telkom S.A. SOC Ltd.	34,659
410	Tiger Brands Ltd.	5,700
25,052	Woolworths Holdings Ltd.	91,110
		607,647
	Taiwan – 17.3%
23,412	Advantech Co., Ltd.	206,014
21,594	Cathay Financial Holding Co., Ltd.	28,468
37,600	China Life Insurance Co., Ltd. (c)	29,814
51,008	China Steel Corp.	37,815
8,380	Chunghwa Telecom Co., Ltd.	29,982
312,981	Compal Electronics, Inc.	180,579
47,464	CTBC Financial Holding Co., Ltd.	31,516
43,775	E. Sun Financial Holding Co., Ltd.	37,038
12,350	Far EasTone Telecommunications Co., Ltd.	28,860
46,462	First Financial Holding Co., Ltd.	32,647
11,522	Formosa Chemicals & Fibre Corp.	32,199
11,785	Formosa Plastics Corp.	35,897
21,101	Fubon Financial Holding Co., Ltd.	30,300
72,346	Lite-On Technology Corp.	114,963
34,604	Mega Financial Holding Co., Ltd.	32,067
16,356	Nan Ya Plastics Corp.	36,746
59,423	Pou Chen Corp.	76,135
103,695	Quanta Computer, Inc.	189,177
70,522	Taishin Financial Holding Co., Ltd.	31,482
84,932	Taiwan Business Bank	34,904
90,131	Taiwan High Speed Rail Corp.	102,552
8,230	Taiwan Mobile Co., Ltd.	29,711
29,830	Uni-President Enterprises Corp.	71,920
252,894	Wistron Corp.	204,193

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
55,307	Yuanta Financial Holding Co., Ltd.	$32,980
		1,697,959
	Thailand – 5.9%
5,100	Advanced Info Service PCL	36,685
7,700	Airports of Thailand PCL	18,819
1,100	Bangkok Bank PCL	6,240
2,100	Bangkok Bank PCL	11,913
51,800	Bangkok Expressway & Metro PCL	18,291
59,200	Banpu PCL	22,840
10,600	Berli Jucker PCL	18,282
75,700	BTS Group Holdings PCL	33,166
5,600	Bumrungrad Hospital PCL	23,436
9,100	Central Pattana PCL	20,232
10,700	Charoen Pokphand Foods PCL	9,183
11,100	CP ALL PCL	29,488
1,500	Electricity Generating PCL	17,607
5,500	Gulf Energy Development PCL	28,772
54,400	Home Product Center PCL	30,415
7,200	Intouch Holdings PCL, Class F	15,419
1,000	Kasikornbank PCL	5,117
2,600	Kasikornbank PCL	13,304
34,800	Krung Thai Bank PCL	19,570
62,400	Land & Houses PCL	19,586
48,400	PTT PCL	73,189
7,400	Ratch Group PCL	17,299
1,100	Siam Cement (The) PCL	14,674
5,100	Siam Commercial Bank (The) PCL	19,676
14,100	Thai Union Group PCL, Class F	7,699
12,200	Thanachart Capital PCL	22,737
7,600	Tisco Financial Group PCL	25,470
		579,109
	Turkey – 1.0%
5,238	Akbank T.A.S. (c)	7,532
1,067	Arcelik A.S. (c)	3,598
741	Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,640
990	BIM Birlesik Magazalar A.S.	8,611
3,892	Eregli Demir ve Celik Fabrikalari T.A.S.	4,721
370	Ford Otomotiv Sanayi A.S.	3,892
4,222	Haci Omer Sabanci Holding A.S.	7,155
2,911	KOC Holding A.S.	9,748
883	TAV Havalimanlari Holding A.S.	3,690
375	Tupras Turkiye Petrol Rafinerileri A.S.	9,529
2,916	Turk Hava Yollari AO (c)	6,393
3,073	Turkcell Iletisim Hizmetleri A.S.	7,080
3,969	Turkiye Garanti Bankasi A.S. (c)	7,176
6,018	Turkiye Is Bankasi A.S., Class C (c)	6,682
3,533	Turkiye Sise ve Cam Fabrikalari A.S.	2,922
7,307	Turkiye Vakiflar Bankasi TAO, Class D (c)	6,703
		98,072
	Total Common Stocks	9,735,525
	(Cost $9,995,969)
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 0.7%
	Mexico – 0.3%
23,917	Fibra Uno Administracion S.A. de C.V.	$35,038
	South Africa – 0.4%
12,406	Growthpoint Properties Ltd.	18,922
31,232	Redefine Properties Ltd.	16,147
		35,069
	Total Real Estate Investment Trusts	70,107
	(Cost $78,682)
WARRANTS (a) – 0.0%
	Thailand – 0.0%
6,177	BTS Group Holdings PCL (c) (d)	602
	(Cost $0)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 0.0%
	India – 0.0%
25,380	Britannia Industries Ltd. (INR) (d)	8.00%	08/28/22	356
	(Cost $353)

Total Investments – 100.0%	9,806,590
(Cost $10,075,004) (e)
Net Other Assets and Liabilities – (0.0)%	(4,171)
Net Assets – 100.0%	$9,802,419

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $617,249 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $885,663. The net unrealized depreciation was $268,414.

GDR	Global Depositary Receipt

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 579,109	$ —	$ 579,109	$ —
Other Country Categories*	9,156,416	9,156,416	—	—
Real Estate Investment Trusts*	70,107	70,107	—	—
Warrants*	602	—	602	—
Foreign Corporate Bonds and Notes*	356	—	356	—
Total Investments	$ 9,806,590	$ 9,226,523	$ 580,067	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
INR	21.6%
HKD	19.0
TWD	17.3
BRL	12.0
ZAR	6.5
THB	5.9
MXN	4.7
IDR	2.8
MYR	2.1
RUB	1.7
CLP	1.5
PHP	1.4
PLN	1.3
TRY	1.0
HUF	0.5
COP	0.4
CZK	0.2
USD	0.1
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.3%
	Aerospace & Defense – 2.0%
1,322	Arconic, Inc.	$34,372
94	Boeing (The) Co.	35,764
188	General Dynamics Corp.	34,353
255	HEICO Corp.	31,844
573	L3Harris Technologies, Inc.	119,551
94	Lockheed Martin Corp.	36,666
106	Northrop Grumman Corp.	39,728
645	Textron, Inc.	31,579
		363,857
	Air Freight & Logistics – 0.7%
404	CH Robinson Worldwide, Inc.	34,251
450	Expeditors International of Washington, Inc.	33,431
208	FedEx Corp.	30,279
331	United Parcel Service, Inc., Class B	39,660
		137,621
	Airlines – 0.9%
1,816	American Airlines Group, Inc.	48,977
1,045	Delta Air Lines, Inc.	60,192
1,166	Southwest Airlines Co.	62,976
		172,145
	Auto Components – 0.4%
444	Aptiv PLC	38,815
258	Lear Corp.	30,418
		69,233
	Automobiles – 0.4%
3,516	Ford Motor Co.	32,206
933	General Motors Co.	34,969
		67,175
	Banks – 2.8%
1,193	Bank of America Corp.	34,800
704	BB&T Corp.	37,573
493	Citigroup, Inc.	34,056
976	Citizens Financial Group, Inc.	34,521
475	Comerica, Inc.	31,345
1,239	Fifth Third Bancorp	33,924
354	First Republic Bank	34,232
2,502	Huntington Bancshares, Inc.	35,704
309	JPMorgan Chase & Co.	36,366
1,945	KeyCorp	34,699
203	M&T Bank Corp.	32,068
252	PNC Financial Services Group (The), Inc.	35,320
2,311	Regions Financial Corp.	36,560
660	US Bancorp	36,524
731	Wells Fargo & Co.	36,872
		524,564
	Beverages – 1.0%
648	Brown-Forman Corp., Class B	40,681
Shares	Description	Value

	Beverages (Continued)
706	Coca-Cola (The) Co.	$38,435
182	Constellation Brands, Inc., Class A	37,725
642	Molson Coors Brewing Co., Class B	36,915
274	PepsiCo, Inc.	37,565
		191,321
	Biotechnology – 1.4%
1,153	AbbVie, Inc.	87,305
455	Amgen, Inc.	88,047
1,241	Gilead Sciences, Inc.	78,655
		254,007
	Building Products – 0.6%
828	Johnson Controls International PLC	36,341
124	Lennox International, Inc.	30,128
871	Masco Corp.	36,303
		102,772
	Capital Markets – 4.0%
238	Ameriprise Financial, Inc.	35,010
783	Bank of New York Mellon (The) Corp.	35,399
74	BlackRock, Inc.	32,977
333	Cboe Global Markets, Inc.	38,265
859	Charles Schwab (The) Corp.	35,932
178	CME Group, Inc.	37,618
775	E*TRADE Financial Corp.	33,860
994	Franklin Resources, Inc.	28,687
169	Goldman Sachs Group (The), Inc.	35,022
402	Intercontinental Exchange, Inc.	37,092
1,366	KKR & Co., Inc., Class A	36,677
177	Moody’s Corp.	36,255
789	Morgan Stanley	33,667
145	MSCI, Inc.	31,574
358	Nasdaq, Inc.	35,567
384	Northern Trust Corp.	35,835
408	Raymond James Financial, Inc.	33,644
152	S&P Global, Inc.	37,237
617	State Street Corp.	36,520
315	T Rowe Price Group, Inc.	35,989
693	TD Ameritrade Holding Corp.	32,363
		735,190
	Chemicals – 1.3%
74	Air Products & Chemicals, Inc.	16,418
155	Celanese Corp.	18,955
356	CF Industries Holdings, Inc.	17,515
222	DuPont de Nemours, Inc.	15,831
214	Eastman Chemical Co.	15,799
84	Ecolab, Inc.	16,635
201	FMC Corp.	17,624

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
115	International Flavors & Fragrances, Inc.	$14,109
193	LyondellBasell Industries N.V., Class A	17,268
668	Mosaic (The) Co.	13,694
143	PPG Industries, Inc.	16,947
75	Sherwin-Williams (The) Co.	41,240
240	Westlake Chemical Corp.	15,725
		237,760
	Commercial Services & Supplies – 0.9%
144	Cintas Corp.	38,606
394	Republic Services, Inc.	34,101
1,651	Rollins, Inc.	56,250
296	Waste Management, Inc.	34,040
		162,997
	Communications Equipment – 1.7%
1,981	Cisco Systems, Inc.	97,881
4,072	Juniper Networks, Inc.	100,782
650	Motorola Solutions, Inc.	110,767
		309,430
	Construction & Engineering – 0.2%
405	Jacobs Engineering Group, Inc.	37,058
	Construction Materials – 0.4%
148	Martin Marietta Materials, Inc.	40,567
249	Vulcan Materials Co.	37,659
		78,226
	Consumer Finance – 0.9%
1,114	Ally Financial, Inc.	36,940
280	American Express Co.	33,119
381	Capital One Financial Corp.	34,663
445	Discover Financial Services	36,085
997	Synchrony Financial	33,988
		174,795
	Containers & Packaging – 0.5%
144	Avery Dennison Corp.	16,354
487	Ball Corp.	35,459
384	International Paper Co.	16,059
936	WestRock Co.	34,117
		101,989
	Distributors – 0.2%
347	Genuine Parts Co.	34,558
	Diversified Financial Services – 0.2%
1,652	AXA Equitable Holdings, Inc.	36,608
Shares	Description	Value

	Diversified Telecommunication Services – 2.3%
3,902	AT&T, Inc.	$147,652
11,118	CenturyLink, Inc.	138,752
2,289	Verizon Communications, Inc.	138,164
		424,568
	Electric Utilities – 1.7%
418	Alliant Energy Corp.	22,543
234	American Electric Power Co., Inc.	21,924
233	Duke Energy Corp.	22,335
305	Edison International	23,003
200	Entergy Corp.	23,472
342	Evergy, Inc.	22,764
271	Eversource Energy	23,162
428	Exelon Corp.	20,677
482	FirstEnergy Corp.	23,247
100	NextEra Energy, Inc.	23,299
219	Pinnacle West Capital Corp.	21,258
664	PPL Corp.	20,909
373	Southern (The) Co.	23,040
346	Xcel Energy, Inc.	22,452
		314,085
	Electrical Equipment – 0.7%
375	AMETEK, Inc.	34,433
410	Eaton Corp. PLC	34,092
512	Emerson Electric Co.	34,232
208	Rockwell Automation, Inc.	34,278
		137,035
	Electronic Equipment, Instruments & Components – 1.5%
355	Amphenol Corp., Class A	34,258
977	CDW Corp.	120,405
3,263	Corning, Inc.	93,061
356	TE Connectivity Ltd.	33,172
		280,896
	Energy Equipment & Services – 0.7%
1,453	Baker Hughes a GE Co.	33,710
1,577	Halliburton Co.	29,726
1,610	National Oilwell Varco, Inc.	34,132
902	Schlumberger Ltd.	30,821
		128,389
	Entertainment – 0.8%
762	Activision Blizzard, Inc.	40,325
1,982	Viacom, Inc., Class B	47,627
424	Walt Disney (The) Co.	55,256
		143,208

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing – 1.8%
224	Costco Wholesale Corp.	$64,537
2,727	Kroger (The) Co.	70,302
837	Sysco Corp.	66,458
1,083	Walgreens Boots Alliance, Inc.	59,901
536	Walmart, Inc.	63,612
		324,810
	Food Products – 2.7%
881	Archer-Daniels-Midland Co.	36,183
896	Campbell Soup Co.	42,040
1,356	Conagra Brands, Inc.	41,602
685	General Mills, Inc.	37,757
268	Hershey (The) Co.	41,537
887	Hormel Foods Corp.	38,789
312	JM Smucker (The) Co.	34,326
670	Kellogg Co.	43,115
1,158	Kraft Heinz (The) Co.	32,349
567	Lamb Weston Holdings, Inc.	41,232
232	McCormick & Co., Inc.	36,262
666	Mondelez International, Inc., Class A	36,843
445	Tyson Foods, Inc., Class A	38,332
		500,367
	Gas Utilities – 0.2%
195	Atmos Energy Corp.	22,209
386	UGI Corp.	19,404
		41,613
	Health Care Equipment & Supplies – 4.9%
997	Abbott Laboratories	83,419
1,023	Baxter International, Inc.	89,482
333	Becton Dickinson and Co.	84,236
249	Cooper (The) Cos., Inc.	73,953
239	Danaher Corp.	34,519
1,436	DENTSPLY SIRONA, Inc.	76,553
861	Medtronic PLC	93,522
687	ResMed, Inc.	92,820
408	Stryker Corp.	88,250
253	Teleflex, Inc.	85,957
712	Zimmer Biomet Holdings, Inc.	97,736
		900,447
	Health Care Providers & Services – 4.5%
695	AmerisourceBergen Corp.	57,219
297	Anthem, Inc.	71,310
1,779	Cardinal Health, Inc.	83,951
532	Cigna Corp.	80,752
1,087	CVS Health Corp.	68,557
620	HCA Healthcare, Inc.	74,660
316	Humana, Inc.	80,792
441	McKesson Corp.	60,267
823	Quest Diagnostics, Inc.	88,086
Shares	Description	Value

	Health Care Providers & Services (Continued)
343	UnitedHealth Group, Inc.	$74,541
643	Universal Health Services, Inc., Class B	95,646
		835,781
	Health Care Technology – 0.5%
1,479	Cerner Corp.	100,823
	Hotels, Restaurants & Leisure – 4.0%
1,272	Carnival Corp.	55,599
486	Darden Restaurants, Inc.	57,455
213	Domino’s Pizza, Inc.	52,098
606	Hilton Worldwide Holdings, Inc.	56,425
1,002	Las Vegas Sands Corp.	57,876
422	Marriott International, Inc., Class A	52,484
285	McDonald’s Corp.	61,192
2,072	MGM Resorts International	57,436
488	Royal Caribbean Cruises Ltd.	52,865
706	Starbucks Corp.	62,424
478	Wynn Resorts Ltd.	51,968
1,282	Yum China Holdings, Inc.	58,241
535	Yum! Brands, Inc.	60,685
		736,748
	Household Durables – 0.9%
832	DR Horton, Inc.	43,855
450	Garmin Ltd.	38,110
742	Lennar Corp., Class A	41,441
2,328	Newell Brands, Inc.	43,580
		166,986
	Household Products – 1.0%
491	Church & Dwight Co., Inc.	36,943
234	Clorox (The) Co.	35,538
501	Colgate-Palmolive Co.	36,829
269	Kimberly-Clark Corp.	38,211
327	Procter & Gamble (The) Co.	40,672
		188,193
	Independent Power and Renewable Electricity Producers – 0.4%
1,231	AES Corp.	20,114
586	NRG Energy, Inc.	23,206
911	Vistra Energy Corp.	24,351
		67,671
	Industrial Conglomerates – 0.7%
197	3M Co.	32,387
3,258	General Electric Co.	29,126
196	Honeywell International, Inc.	33,163

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates (Continued)
93	Roper Technologies, Inc.	$33,164
		127,840
	Insurance – 3.6%
631	Aflac, Inc.	33,014
340	Allstate (The) Corp.	36,951
648	American International Group, Inc.	36,094
394	Arthur J. Gallagher & Co.	35,291
234	Chubb Ltd.	37,777
333	Cincinnati Financial Corp.	38,851
857	Fidelity National Financial, Inc.	38,059
385	Globe Life, Inc.	36,868
620	Hartford Financial Services Group (The), Inc.	37,578
537	Lincoln National Corp.	32,392
633	Loews Corp.	32,587
346	Marsh & McLennan Cos., Inc.	34,617
695	MetLife, Inc.	32,776
597	Principal Financial Group, Inc.	34,113
432	Progressive (The) Corp.	33,372
342	Prudential Financial, Inc.	30,763
221	Reinsurance Group of America, Inc.	35,333
231	Travelers (The) Cos., Inc.	34,347
524	WR Berkley Corp.	37,849
		668,632
	Internet & Direct Marketing Retail – 0.6%
1,499	eBay, Inc.	58,431
445	Expedia Group, Inc.	59,812
		118,243
	IT Services – 3.4%
185	Accenture PLC, Class A	35,585
244	Alliance Data Systems Corp.	31,264
207	Automatic Data Processing, Inc.	33,414
267	Broadridge Financial Solutions, Inc.	33,223
1,711	Cognizant Technology Solutions Corp., Class A	103,113
1,966	DXC Technology Co.	57,997
278	Fidelity National Information Services, Inc.	36,907
213	Global Payments, Inc.	33,867
786	International Business Machines Corp.	114,300
255	Jack Henry & Associates, Inc.	37,222
131	Mastercard, Inc., Class A	35,576
415	Paychex, Inc.	34,350
199	Visa, Inc., Class A	34,230
		621,048
Shares	Description	Value

	Leisure Products – 0.2%
340	Hasbro, Inc.	$40,355
	Life Sciences Tools & Services – 0.8%
457	Agilent Technologies, Inc.	35,020
354	PerkinElmer, Inc.	30,150
285	Thermo Fisher Scientific, Inc.	83,012
		148,182
	Machinery – 2.3%
251	Caterpillar, Inc.	31,704
199	Cummins, Inc.	32,371
206	Deere & Co.	34,748
340	Dover Corp.	33,850
418	Fortive Corp.	28,658
198	IDEX Corp.	32,448
226	Illinois Tool Works, Inc.	35,367
270	Ingersoll-Rand PLC	33,267
476	PACCAR, Inc.	33,325
201	Parker-Hannifin Corp.	36,303
206	Snap-on, Inc.	32,247
236	Stanley Black & Decker, Inc.	34,081
408	Xylem, Inc.	32,485
		430,854
	Media – 1.3%
1,187	CBS Corp., Class B	47,919
1,400	Comcast Corp., Class A	63,112
723	Omnicom Group, Inc.	56,611
10,611	Sirius XM Holdings, Inc.	66,372
		234,014
	Metals & Mining – 0.2%
1,430	Freeport-McMoRan, Inc.	13,685
432	Newmont Mining Corp.	16,381
302	Nucor Corp.	15,375
		45,441
	Multiline Retail – 1.1%
438	Dollar General Corp.	69,616
1,245	Kohl’s Corp.	61,827
684	Target Corp.	73,126
		204,569
	Multi-Utilities – 1.2%
273	Ameren Corp.	21,854
719	CenterPoint Energy, Inc.	21,699
355	CMS Energy Corp.	22,702
235	Consolidated Edison, Inc.	22,200
266	Dominion Energy, Inc.	21,557
161	DTE Energy Co.	21,407
717	NiSource, Inc.	21,453
350	Public Service Enterprise Group, Inc.	21,728
150	Sempra Energy	22,141

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
247	WEC Energy Group, Inc.	$23,490
		220,231
	Oil, Gas & Consumable Fuels – 3.9%
1,237	Apache Corp.	31,667
1,562	Cabot Oil & Gas Corp.	27,444
288	Chevron Corp.	34,157
347	Concho Resources, Inc.	23,561
588	ConocoPhillips	33,504
1,255	Devon Energy Corp.	30,195
328	Diamondback Energy, Inc.	29,491
384	EOG Resources, Inc.	28,501
467	Exxon Mobil Corp.	32,975
563	Hess Corp.	34,050
774	HollyFrontier Corp.	41,517
1,714	Kinder Morgan, Inc.	35,326
2,519	Marathon Oil Corp.	30,908
642	Marathon Petroleum Corp.	39,002
1,598	Noble Energy, Inc.	35,891
712	Occidental Petroleum Corp.	31,663
520	ONEOK, Inc.	38,319
383	Phillips 66	39,219
233	Pioneer Natural Resources Co.	29,304
913	Targa Resources Corp.	36,675
418	Valero Energy Corp.	35,630
1,276	Williams (The) Cos., Inc.	30,701
		729,700
	Personal Products – 0.2%
196	Estee Lauder (The) Cos., Inc., Class A	38,994
	Pharmaceuticals – 2.7%
1,848	Bristol-Myers Squibb Co.	93,712
756	Eli Lilly & Co.	84,543
602	Johnson & Johnson	77,887
1,000	Merck & Co., Inc.	84,180
1,935	Pfizer, Inc.	69,525
738	Zoetis, Inc.	91,947
		501,794
	Professional Services – 0.6%
255	Equifax, Inc.	35,871
465	TransUnion	37,716
233	Verisk Analytics, Inc.	36,847
		110,434
	Road & Rail – 1.1%
441	CSX Corp.	30,548
374	JB Hunt Transport Services, Inc.	41,383
280	Kansas City Southern	37,243
171	Norfolk Southern Corp.	30,722
229	Old Dominion Freight Line, Inc.	38,923
202	Union Pacific Corp.	32,720
		211,539
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 8.7%
961	Analog Devices, Inc.	$107,373
2,415	Applied Materials, Inc.	120,509
377	Broadcom, Inc.	104,078
2,265	Intel Corp.	116,715
917	KLA Corp.	146,216
577	Lam Research Corp.	133,350
4,543	Marvell Technology Group Ltd.	113,439
1,813	Maxim Integrated Products, Inc.	104,991
1,251	Microchip Technology, Inc.	116,230
660	NVIDIA Corp.	114,886
1,426	QUALCOMM, Inc.	108,775
1,403	Skyworks Solutions, Inc.	111,188
945	Texas Instruments, Inc.	122,132
920	Xilinx, Inc.	88,228
		1,608,110
	Software – 3.5%
1,105	Citrix Systems, Inc.	106,655
415	Intuit, Inc.	110,365
809	Microsoft Corp.	112,475
1,903	Oracle Corp.	104,722
1,882	SS&C Technologies Holdings, Inc.	97,055
4,983	Symantec Corp.	117,748
		649,020
	Specialty Retail – 2.9%
384	Advance Auto Parts, Inc.	63,514
849	Best Buy Co., Inc.	58,572
3,295	Gap (The), Inc.	57,201
285	Home Depot (The), Inc.	66,126
587	Lowe’s Cos., Inc.	64,547
597	Ross Stores, Inc.	65,580
632	Tiffany & Co.	58,542
1,120	TJX (The) Cos., Inc.	62,429
544	Tractor Supply Co.	49,199
		545,710
	Technology Hardware, Storage & Peripherals – 3.7%
548	Apple, Inc.	122,735
7,254	Hewlett Packard Enterprise Co.	110,043
5,216	HP, Inc.	98,687
1,758	NetApp, Inc.	92,313
2,301	Seagate Technology PLC	123,771
2,281	Western Digital Corp.	136,039
		683,588
	Textiles, Apparel & Luxury Goods – 0.6%
428	NIKE, Inc., Class B	40,198
1,131	Tapestry, Inc.	29,462
411	VF Corp.	36,575
		106,235

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco – 0.4%
759	Altria Group, Inc.	$31,043
457	Philip Morris International, Inc.	34,700
		65,743
	Trading Companies & Distributors – 0.4%
1,048	Fastenal Co.	34,238
127	WW Grainger, Inc.	37,738
		71,976
	Water Utilities – 0.1%
178	American Water Works Co., Inc.	22,113
	Total Common Stocks	17,287,291
	(Cost $16,997,151)
REAL ESTATE INVESTMENT TRUSTS – 6.6%
	Equity Real Estate Investment Trusts – 6.2%
245	Alexandria Real Estate Equities, Inc.	37,740
169	American Tower Corp.	37,371
170	AvalonBay Communities, Inc.	36,606
268	Boston Properties, Inc.	34,749
331	Camden Property Trust	36,744
265	Crown Castle International Corp.	36,838
293	Digital Realty Trust, Inc.	38,034
1,092	Duke Realty Corp.	37,095
68	Equinix, Inc.	39,222
285	Equity LifeStyle Properties, Inc.	38,076
454	Equity Residential	39,162
118	Essex Property Trust, Inc.	38,545
325	Extra Space Storage, Inc.	37,967
268	Federal Realty Investment Trust	36,486
1,080	HCP, Inc.	38,480
1,895	Host Hotels & Resorts, Inc.	32,765
1,294	Invitation Homes, Inc.	38,315
1,103	Iron Mountain, Inc.	35,726
293	Mid-America Apartment Communities, Inc.	38,093
431	Prologis, Inc.	36,730
145	Public Storage	35,564
501	Realty Income Corp.	38,417
517	Regency Centers Corp.	35,926
216	Simon Property Group, Inc.	33,620
269	Sun Communities, Inc.	39,933
770	UDR, Inc.	37,330
505	Ventas, Inc.	36,880
539	Vornado Realty Trust	34,318
423	Welltower, Inc.	38,345
1,313	Weyerhaeuser Co.	36,370
425	WP Carey, Inc.	38,038
		1,149,485
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.4%
2,052	AGNC Investment Corp.	$33,016
3,781	Annaly Capital Management, Inc.	33,273
		66,289
	Total Real Estate Investment Trusts	1,215,774
	(Cost $1,086,721)
	Total Investments – 99.9%	18,503,065
	(Cost $18,083,872) (a)
	Net Other Assets and Liabilities – 0.1%	17,832
	Net Assets – 100.0%	$18,520,897

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,689,291 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,270,098. The net unrealized appreciation was $419,193.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,287,291	$ 17,287,291	$ —	$ —
Real Estate Investment Trusts*	1,215,774	1,215,774	—	—
Total Investments	$ 18,503,065	$ 18,503,065	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 87.5%
	Aerospace & Defense – 1.6%
669	BWX Technologies, Inc.	$38,274
274	Curtiss-Wright Corp.	35,447
431	Hexcel Corp.	35,398
155	Huntington Ingalls Industries, Inc.	32,827
372	Moog, Inc., Class A	30,177
428	Spirit AeroSystems Holdings, Inc., Class A	35,199
		207,322
	Airlines – 0.5%
589	Alaska Air Group, Inc.	38,232
621	SkyWest, Inc.	35,645
		73,877
	Auto Components – 0.8%
852	BorgWarner, Inc.	31,251
1,454	Gentex Corp.	40,036
2,338	Goodyear Tire & Rubber (The) Co.	33,679
		104,966
	Automobiles – 0.5%
998	Harley-Davidson, Inc.	35,898
612	Thor Industries, Inc.	34,664
		70,562
	Banks – 7.4%
1,127	Associated Banc-Corp.	22,822
820	BancorpSouth Bank	24,280
287	Bank of Hawaii Corp.	24,662
790	Bank OZK	21,543
706	BankUnited, Inc.	23,736
315	BOK Financial Corp.	24,932
663	Cathay General Bancorp	23,029
454	CIT Group, Inc.	20,571
657	Columbia Banking System, Inc.	24,243
398	Commerce Bancshares, Inc.	24,139
361	Community Bank System, Inc.	22,270
254	Cullen/Frost Bankers, Inc.	22,492
1,133	CVB Financial Corp.	23,646
509	East West Bancorp, Inc.	22,544
52	First Citizens BancShares, Inc., Class A	24,521
773	First Financial Bankshares, Inc.	25,764
921	First Hawaiian, Inc.	24,591
1,593	First Horizon National Corp.	25,807
2,025	FNB Corp.	23,348
1,455	Fulton Financial Corp.	23,542
588	Glacier Bancorp, Inc.	23,790
595	Hancock Whitney Corp.	22,785
1,237	Home BancShares, Inc.	23,249
313	IBERIABANK Corp.	23,644
2,137	Investors Bancorp, Inc.	24,276
1,433	Old National Bancorp	24,655
612	PacWest Bancorp	22,240
Shares	Description	Value

	Banks (Continued)
1,420	People’s United Financial, Inc.	$22,202
413	Pinnacle Financial Partners, Inc.	23,438
439	Popular, Inc.	23,741
360	Prosperity Bancshares, Inc.	25,427
196	Signature Bank	23,367
1,119	Sterling Bancorp	22,447
681	Synovus Financial Corp.	24,353
579	TCF Financial Corp.	22,043
361	UMB Financial Corp.	23,313
1,433	Umpqua Holdings Corp.	23,587
643	United Bankshares, Inc.	24,350
2,210	Valley National Bancorp	24,023
499	Webster Financial Corp.	23,388
325	Wintrust Financial Corp.	21,005
518	Zions Bancorp N.A.	23,061
		986,866
	Building Products – 1.6%
315	Allegion PLC	32,650
739	AO Smith Corp.	35,258
358	Armstrong World Industries, Inc.	34,618
626	Fortune Brands Home & Security, Inc.	34,242
599	Owens Corning	37,857
524	Simpson Manufacturing Co., Inc.	36,350
		210,975
	Capital Markets – 2.4%
259	Affiliated Managers Group, Inc.	21,588
552	Eaton Vance Corp.	24,801
268	Evercore, Inc., Class A	21,467
131	FactSet Research Systems, Inc.	31,829
733	Federated Investors, Inc., Class B	23,756
1,162	Invesco, Ltd.	19,684
693	Lazard Ltd., Class A	24,255
291	LPL Financial Holdings, Inc.	23,833
74	MarketAxess Holdings, Inc.	24,235
261	Morningstar, Inc.	38,143
424	SEI Investments Co.	25,124
403	Stifel Financial Corp.	23,124
1,094	Virtu Financial, Inc., Class A	17,898
		319,737
	Chemicals – 2.7%
361	Albemarle Corp.	25,097
317	Ashland Global Holdings, Inc.	24,425
254	Balchem Corp.	25,194
535	Cabot Corp.	24,246
1,061	Chemours (The) Co.	15,851
1,244	Huntsman Corp.	28,935
63	NewMarket Corp.	29,742
1,163	Olin Corp.	21,771
125	Quaker Chemical Corp.	19,768
416	RPM International, Inc.	28,625
259	Scotts Miracle-Gro (The) Co.	26,371
346	Sensient Technologies Corp.	23,753

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
1,832	Valvoline, Inc.	$40,359
334	WR Grace & Co.	22,298
		356,435
	Commercial Services & Supplies – 2.2%
5,691	ADT, Inc.	35,683
429	Brink’s (The) Co.	35,585
4,392	Healthcare Services Group, Inc.	106,682
1,507	KAR Auction Services, Inc.	36,997
331	MSA Safety, Inc.	36,115
443	Tetra Tech, Inc.	38,435
		289,497
	Communications Equipment – 0.8%
897	Ubiquiti, Inc.	106,079
	Construction & Engineering – 0.9%
395	EMCOR Group, Inc.	34,017
1,036	Fluor Corp.	19,819
912	Quanta Services, Inc.	34,474
275	Valmont Industries, Inc.	38,071
		126,381
	Construction Materials – 0.2%
375	Eagle Materials, Inc.	33,754
	Consumer Finance – 0.9%
238	FirstCash, Inc.	21,818
1,745	Navient Corp.	22,336
705	OneMain Holdings, Inc.	25,859
993	Santander Consumer USA Holdings, Inc.	25,331
2,451	SLM Corp.	21,630
		116,974
	Containers & Packaging – 1.7%
280	AptarGroup, Inc.	33,166
2,492	Graphic Packaging Holding Co.	36,757
2,021	Owens-Illinois, Inc.	20,756
365	Packaging Corp. of America	38,726
814	Sealed Air Corp.	33,789
1,138	Silgan Holdings, Inc.	34,180
533	Sonoco Products Co.	31,026
		228,400
	Distributors – 0.3%
188	Pool Corp.	37,920
	Diversified Consumer Services – 0.8%
55	Graham Holdings Co., Class B	36,490
1,285	H&R Block, Inc.	30,351
Shares	Description	Value

	Diversified Consumer Services (Continued)
806	Service Corp. International	$38,535
		105,376
	Diversified Financial Services – 0.3%
1,239	Jefferies Financial Group, Inc.	22,798
430	Voya Financial, Inc.	23,409
		46,207
	Electric Utilities – 1.1%
257	ALLETE, Inc.	22,464
492	Hawaiian Electric Industries, Inc.	22,440
213	IDACORP, Inc.	23,999
753	OGE Energy Corp.	34,171
420	PNM Resources, Inc.	21,874
395	Portland General Electric Co.	22,266
		147,214
	Electrical Equipment – 1.3%
253	Acuity Brands, Inc.	34,102
508	EnerSys	33,497
3,028	GrafTech International Ltd.	38,758
267	Hubbell, Inc.	35,084
427	Regal Beloit Corp.	31,107
		172,548
	Electronic Equipment, Instruments & Components – 3.1%
769	Avnet, Inc.	34,209
2,098	AVX Corp.	31,890
725	Cognex Corp.	35,619
583	Dolby Laboratories, Inc., Class A	37,685
644	FLIR Systems, Inc.	33,868
1,102	Jabil, Inc.	39,418
196	Littelfuse, Inc.	34,753
829	National Instruments Corp.	34,810
1,198	SYNNEX Corp.	135,254
		417,506
	Energy Equipment & Services – 0.6%
614	Core Laboratories N.V.	28,625
633	Helmerich & Payne, Inc.	25,364
2,791	Patterson-UTI Energy, Inc.	23,863
		77,852
	Entertainment – 0.6%
1,043	Cinemark Holdings, Inc.	40,302
521	World Wrestling Entertainment, Inc., Class A	37,069
		77,371
	Food & Staples Retailing – 0.3%
241	Casey’s General Stores, Inc.	38,840

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products – 1.7%
643	Bunge Ltd.	$36,407
1,537	Flowers Foods, Inc.	35,551
434	Ingredion, Inc.	35,475
223	J&J Snack Foods Corp.	42,816
241	Lancaster Colony Corp.	33,415
262	Sanderson Farms, Inc.	39,648
		223,312
	Gas Utilities – 0.8%
406	National Fuel Gas Co.	19,049
431	New Jersey Resources Corp.	19,490
237	ONE Gas, Inc.	22,778
239	Southwest Gas Holdings, Inc.	21,759
255	Spire, Inc.	22,246
		105,322
	Health Care Equipment & Supplies – 3.1%
1,652	Cantel Medical Corp.	123,570
1,273	Hill-Rom Holdings, Inc.	133,958
1,064	West Pharmaceutical Services, Inc.	150,896
		408,424
	Health Care Providers & Services – 2.2%
369	Chemed Corp.	154,084
2,101	Encompass Health Corp.	132,951
		287,035
	Hotels, Restaurants & Leisure – 4.0%
1,044	Aramark	45,497
1,397	Boyd Gaming Corp.	33,458
433	Choice Hotels International, Inc.	38,520
327	Churchill Downs, Inc.	40,370
220	Cracker Barrel Old Country Store, Inc.	35,783
472	Dunkin’ Brands Group, Inc.	37,458
494	Hyatt Hotels Corp., Class A	36,393
391	Marriott Vacations Worldwide Corp.	40,511
758	Six Flags Entertainment Corp.	38,499
701	Texas Roadhouse, Inc.	36,817
169	Vail Resorts, Inc.	38,458
1,923	Wendy’s (The) Co.	38,422
857	Wyndham Destinations, Inc.	39,439
675	Wyndham Hotels & Resorts, Inc.	34,924
		534,549
	Household Durables – 1.2%
934	Leggett & Platt, Inc.	38,238
1,131	PulteGroup, Inc.	41,338
979	Toll Brothers, Inc.	40,188
Shares	Description	Value

	Household Durables (Continued)
251	Whirlpool Corp.	$39,748
		159,512
	Household Products – 0.6%
927	Energizer Holdings, Inc.	40,399
696	Spectrum Brands Holdings, Inc.	36,693
		77,092
	Independent Power and Renewable Electricity Producers – 0.2%
337	Ormat Technologies, Inc.	25,036
	Industrial Conglomerates – 0.3%
248	Carlisle Cos., Inc.	36,094
	Insurance – 4.0%
877	American Equity Investment Life Holding Co.	21,223
232	American Financial Group, Inc.	25,021
204	American National Insurance Co.	25,241
224	Assurant, Inc.	28,184
566	Assured Guaranty Ltd.	25,164
398	Axis Capital Holdings Ltd.	26,555
711	Brown & Brown, Inc.	25,639
1,428	CNO Financial Group, Inc.	22,605
94	Erie Indemnity Co., Class A	17,451
96	Everest Re Group Ltd.	25,545
443	First American Financial Corp.	26,141
185	Hanover Insurance Group (The), Inc.	25,075
276	Kemper Corp.	21,514
381	Mercury General Corp.	21,290
1,039	National General Holdings Corp.	23,918
1,065	Old Republic International Corp.	25,102
199	Primerica, Inc.	25,319
133	RenaissanceRe Holdings Ltd.	25,729
277	RLI Corp.	25,736
317	Selective Insurance Group, Inc.	23,835
710	Unum Group	21,101
23	White Mountains Insurance Group Ltd.	24,840
		532,228
	IT Services – 4.1%
526	Booz Allen Hamilton Holding Corp.	37,357
914	Genpact Ltd.	35,417
1,476	Leidos Holdings, Inc.	126,759
480	MAXIMUS, Inc.	37,085
5,035	Perspecta, Inc.	131,514
1,696	Sabre Corp.	37,982
1,361	Science Applications International Corp.	118,883

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
1,198	Western Union (The) Co.	$27,758
		552,755
	Leisure Products – 0.6%
780	Brunswick Corp.	40,653
392	Polaris, Inc.	34,500
		75,153
	Life Sciences Tools & Services – 1.8%
638	Bio-Techne Corp.	124,838
2,666	Bruker Corp.	117,117
		241,955
	Machinery – 4.5%
449	AGCO Corp.	33,989
753	Allison Transmission Holdings, Inc.	35,429
619	Barnes Group, Inc.	31,903
418	Crane Co.	33,703
685	Donaldson Co., Inc.	35,675
662	Flowserve Corp.	30,922
694	Graco, Inc.	31,952
951	Hillenbrand, Inc.	29,367
532	ITT, Inc.	32,553
941	Kennametal, Inc.	28,926
423	Lincoln Electric Holdings, Inc.	36,699
247	Nordson Corp.	36,126
417	Oshkosh Corp.	31,609
680	Timken (The) Co.	29,587
520	Toro (The) Co.	38,116
1,679	Trinity Industries, Inc.	33,043
485	Wabtec Corp.	34,852
308	Woodward, Inc.	33,212
		597,663
	Media – 1.4%
32	Cable One, Inc.	40,150
1,667	Interpublic Group of (The) Cos., Inc.	35,940
1,154	New York Times (The) Co., Class A	32,866
2,792	News Corp., Class A	38,865
373	Nexstar Media Group, Inc., Class A	38,162
		185,983
	Metals & Mining – 0.9%
2,388	Cleveland-Cliffs, Inc.	17,241
268	Reliance Steel & Aluminum Co.	26,709
248	Royal Gold, Inc.	30,556
843	Steel Dynamics, Inc.	25,121
1,665	United States Steel Corp.	19,231
		118,858
Shares	Description	Value

	Multiline Retail – 0.5%
1,759	Macy’s, Inc.	$27,335
1,181	Nordstrom, Inc.	39,764
		67,099
	Multi-Utilities – 0.8%
480	Avista Corp.	23,251
274	Black Hills Corp.	21,024
1,351	MDU Resources Group, Inc.	38,085
297	NorthWestern Corp.	22,290
		104,650
	Oil, Gas & Consumable Fuels – 1.5%
540	Cimarex Energy Co.	25,888
643	CVR Energy, Inc.	28,311
791	Delek US Holdings, Inc.	28,713
2,031	EQT Corp.	21,610
1,303	Murphy Oil Corp.	28,809
1,024	PBF Energy, Inc., Class A	27,843
1,057	Peabody Energy Corp.	15,559
4,601	Range Resources Corp.	17,576
		194,309
	Paper & Forest Products – 0.4%
571	Domtar Corp.	20,447
1,329	Louisiana-Pacific Corp.	32,667
		53,114
	Personal Products – 0.4%
2,669	Coty, Inc., Class A	28,051
727	Nu Skin Enterprises, Inc., Class A	30,919
		58,970
	Pharmaceuticals – 1.2%
2,796	Perrigo Co. PLC	156,268
	Professional Services – 1.0%
595	Exponent, Inc.	41,590
285	Insperity, Inc.	28,107
361	ManpowerGroup, Inc.	30,411
611	Robert Half International, Inc.	34,008
		134,116
	Real Estate Management & Development – 0.4%
169	Jones Lang LaSalle, Inc.	23,501
1,159	Kennedy-Wilson Holdings, Inc.	25,405
		48,906
	Road & Rail – 0.8%
1,060	Knight-Swift Transportation Holdings, Inc.	38,478
323	Landstar System, Inc.	36,363
598	Ryder System, Inc.	30,959
		105,800

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 5.6%
1,070	Cabot Microelectronics Corp.	$151,095
3,158	Entegris, Inc.	148,615
1,513	MKS Instruments, Inc.	139,620
868	Monolithic Power Systems, Inc.	135,087
2,460	Teradyne, Inc.	142,459
185	Universal Display Corp.	31,061
		747,937
	Software – 4.4%
1,412	Blackbaud, Inc.	127,560
2,384	CDK Global, Inc.	114,647
1,325	j2 Global, Inc.	120,336
1,599	LogMeIn, Inc.	113,465
1,655	Pegasystems, Inc.	112,623
		588,631
	Specialty Retail – 2.0%
613	Aaron’s, Inc.	39,391
2,229	American Eagle Outfitters, Inc.	36,154
1,088	Dick’s Sporting Goods, Inc.	44,401
898	Foot Locker, Inc.	38,758
1,445	L Brands, Inc.	28,308
797	Penske Automotive Group, Inc.	37,682
579	Williams-Sonoma, Inc.	39,361
		264,055
	Technology Hardware, Storage & Peripherals – 0.2%
984	Xerox Holdings Corp.	29,431
	Textiles, Apparel & Luxury Goods – 1.8%
367	Carter’s, Inc.	33,474
357	Columbia Sportswear Co.	34,590
2,077	Hanesbrands, Inc.	31,819
379	PVH Corp.	33,439
315	Ralph Lauren Corp.	30,073
1,054	Steven Madden Ltd.	37,723
1,299	Wolverine World Wide, Inc.	36,710
		237,828
	Thrifts & Mortgage Finance – 0.4%
2,383	New York Community Bancorp, Inc.	29,907
1,043	Radian Group, Inc.	23,822
		53,729
	Trading Companies & Distributors – 1.3%
842	Air Lease Corp.	35,212
440	GATX Corp.	34,113
469	MSC Industrial Direct Co., Inc., Class A	34,017
Shares	Description	Value

	Trading Companies & Distributors (Continued)
1,064	Triton International Ltd.	$36,006
213	Watsco, Inc.	36,035
		175,383
	Transportation Infrastructure – 0.2%
861	Macquarie Infrastructure Corp.	33,984
	Water Utilities – 0.2%
518	Aqua America, Inc.	23,222
	Wireless Telecommunication Services – 0.4%
1,846	Telephone & Data Systems, Inc.	47,627
	Total Common Stocks	11,638,689
	(Cost $11,881,871)
REAL ESTATE INVESTMENT TRUSTS – 12.4%
	Equity Real Estate Investment Trusts – 11.3%
515	American Campus Communities, Inc.	24,761
980	American Homes 4 Rent, Class A	25,372
733	Americold Realty Trust	27,172
475	Apartment Investment & Management Co., Class A	24,767
1,499	Apple Hospitality REIT, Inc.	24,853
1,664	Brandywine Realty Trust	25,210
1,330	Brixmor Property Group, Inc.	26,986
4,765	Colony Capital, Inc.	28,685
1,149	Columbia Property Trust, Inc.	24,301
206	CoreSite Realty Corp.	25,101
903	Corporate Office Properties Trust	26,891
659	Cousins Properties, Inc.	24,772
712	CubeSmart	24,849
412	CyrusOne, Inc.	32,589
598	Douglas Emmett, Inc.	25,612
205	EastGroup Properties, Inc.	25,629
1,609	Empire State Realty Trust, Inc., Class A	22,960
319	EPR Properties	24,518
647	First Industrial Realty Trust, Inc.	25,595
611	Gaming and Leisure Properties, Inc.	23,365
1,135	GEO Group (The), Inc.	19,681
760	Healthcare Realty Trust, Inc.	25,460
868	Healthcare Trust of America, Inc., Class A	25,502
577	Highwoods Properties, Inc.	25,930
715	Hudson Pacific Properties, Inc.	23,924
605	JBG SMITH Properties	23,722
322	Kilroy Realty Corp.	25,081
1,289	Kimco Realty Corp.	26,914
295	Lamar Advertising Co., Class A	24,169
476	Liberty Property Trust	24,433

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
250	Life Storage, Inc.	$26,353
711	Macerich (The) Co.	22,461
1,366	Medical Properties Trust, Inc.	26,719
304	National Health Investors, Inc.	25,047
448	National Retail Properties, Inc.	25,267
648	Omega Healthcare Investors, Inc.	27,080
922	Outfront Media, Inc.	25,613
1,701	Paramount Group, Inc.	22,708
863	Park Hotels & Resorts, Inc.	21,549
845	Pebblebrook Hotel Trust	23,508
1,366	Physicians Realty Trust	24,247
141	PS Business Parks, Inc.	25,655
784	Rayonier, Inc.	22,109
2,026	Retail Properties of America, Inc.	24,960
590	Rexford Industrial Realty, Inc.	25,972
1,343	RLJ Lodging Trust	22,818
293	Ryman Hospitality Properties, Inc.	23,970
1,210	Sabra Health Care REIT, Inc.	27,782
2,881	Senior Housing Properties Trust	26,664
951	Service Properties Trust	24,526
296	SL Green Realty Corp.	24,198
557	Spirit Realty Capital, Inc.	26,658
788	STAG Industrial, Inc.	23,230
718	STORE Capital Corp.	26,860
1,738	Sunstone Hotel Investors, Inc.	23,880
584	Taubman Centers, Inc.	23,845
2,508	Uniti Group, Inc.	19,475
2,639	VEREIT, Inc.	25,809
1,081	VICI Properties, Inc.	24,485
867	Weingarten Realty Investors	25,256
		1,497,508
	Mortgage Real Estate Investment Trusts – 1.1%
670	Blackstone Mortgage Trust, Inc., Class A	24,019
1,262	Chimera Investment Corp.	24,685
3,319	MFA Financial, Inc.	24,428
1,548	New Residential Investment Corp.	24,273
1,046	Starwood Property Trust, Inc.	25,334
1,876	Two Harbors Investment Corp.	24,632
		147,371
	Total Real Estate Investment Trusts	1,644,879
	(Cost $1,610,263)
	Total Investments – 99.9%	13,283,568
	(Cost $13,492,134) (a)
	Net Other Assets and Liabilities – 0.1%	16,032
	Net Assets – 100.0%	$13,299,600

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $955,507 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,164,073. The net unrealized depreciation was $208,566.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,638,689	$ 11,638,689	$ —	$ —
Real Estate Investment Trusts*	1,644,879	1,644,879	—	—
Total Investments	$ 13,283,568	$ 13,283,568	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.5%
	Aerospace & Defense – 0.6%
539	AAR Corp.	$22,212
308	Cubic Corp.	21,693
		43,905
	Air Freight & Logistics – 0.3%
335	Forward Air Corp.	21,346
	Airlines – 0.5%
131	Allegiant Travel Co.	19,605
684	Hawaiian Holdings, Inc.	17,962
		37,567
	Auto Components – 1.5%
776	Adient PLC	17,817
597	Cooper Tire & Rubber Co.	15,594
944	Dana, Inc.	13,631
209	LCI Industries	19,197
415	Standard Motor Products, Inc.	20,148
1,697	Tenneco, Inc., Class A	21,246
		107,633
	Automobiles – 0.3%
488	Winnebago Industries, Inc.	18,715
	Banks – 8.6%
269	1st Source Corp.	12,301
320	Ameris Bancorp	12,877
355	Atlantic Union Bankshares Corp.	13,222
225	BancFirst Corp.	12,470
231	Banner Corp.	12,975
399	Berkshire Hills Bancorp, Inc.	11,687
1,037	Boston Private Financial Holdings, Inc.	12,086
814	Brookline Bancorp, Inc.	11,990
602	Cadence BanCorp	10,559
544	CenterState Bank Corp.	13,048
164	City Holding Co.	12,505
231	Eagle Bancorp, Inc.	10,307
301	Enterprise Financial Services Corp.	12,266
342	FB Financial Corp.	12,842
344	First Bancorp	12,350
1,134	First BanCorp	11,317
474	First Busey Corp.	11,983
930	First Commonwealth Financial Corp.	12,350
517	First Financial Bancorp	12,654
316	First Interstate BancSystem, Inc., Class A	12,716
330	First Merchants Corp.	12,420
611	First Midwest Bancorp, Inc.	11,902
350	Great Western Bancorp, Inc.	11,550
280	Heartland Financial USA, Inc.	12,527
423	Heritage Financial Corp.	11,404
588	Hilltop Holdings, Inc.	14,047
909	Hope Bancorp, Inc.	13,035
Shares	Description	Value

	Banks (Continued)
164	Independent Bank Corp.	$12,243
227	Independent Bank Group, Inc.	11,942
332	International Bancshares Corp.	12,822
267	Lakeland Financial Corp.	11,743
345	National Bank Holdings Corp., Class A	11,796
334	NBT Bancorp, Inc.	12,221
526	OFG Bancorp	11,519
405	Pacific Premier Bancorp, Inc.	12,632
126	Park National Corp.	11,946
349	Renasant Corp.	12,218
334	S&T Bancorp, Inc.	12,201
359	Sandy Spring Bancorp, Inc.	12,102
365	ServisFirst Bancshares, Inc.	12,100
538	Simmons First National Corp., Class A	13,396
170	South State Corp.	12,801
386	Southside Bancshares, Inc.	13,166
153	Tompkins Financial Corp.	12,413
458	Towne Bank/Portsmouth VA	12,735
331	TriCo Bancshares	12,015
377	Trustmark Corp.	12,859
439	United Community Banks, Inc.	12,446
482	Veritex Holdings, Inc.	11,696
324	WesBanco, Inc.	12,108
203	Westamerica Bancorporation	12,623
		627,133
	Beverages – 0.5%
63	Coca-Cola Consolidated, Inc.	19,144
283	MGP Ingredients, Inc.	14,059
		33,203
	Building Products – 1.0%
395	AAON, Inc.	18,146
605	Advanced Drainage Systems, Inc.	19,523
456	Apogee Enterprises, Inc.	17,780
521	Universal Forest Products, Inc.	20,778
		76,227
	Capital Markets – 1.9%
455	Artisan Partners Asset Management, Inc., Class A	12,849
2,393	BGC Partners, Inc., Class A	13,162
244	Cohen & Steers, Inc.	13,403
219	Hamilton Lane, Inc., Class A	12,474
281	Houlihan Lokey, Inc.	12,673
327	Legg Mason, Inc.	12,488
358	Moelis & Co., Class A	11,760
168	Piper Jaffray Cos.	12,681
309	PJT Partners, Inc., Class A	12,576
751	Waddell & Reed Financial, Inc., Class A	12,902
2,029	WisdomTree Investments, Inc.	10,602
		137,570

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 1.5%
127	Chase Corp.	$13,892
294	HB Fuller Co.	13,688
149	Innospec, Inc.	13,282
891	Kronos Worldwide, Inc.	11,022
255	Minerals Technologies, Inc.	13,538
435	PolyOne Corp.	14,203
149	Stepan Co.	14,462
323	Trinseo S.A.	13,873
		107,960
	Commercial Services & Supplies – 5.3%
496	ABM Industries, Inc.	18,015
2,393	ACCO Brands Corp.	23,619
402	Brady Corp., Class A	21,326
1,107	Covanta Holding Corp.	19,140
488	Deluxe Corp.	23,990
421	Herman Miller, Inc.	19,404
532	HNI Corp.	18,886
1,228	Interface, Inc.	17,732
819	Knoll, Inc.	20,762
538	Matthews International Corp., Class A	19,040
320	McGrath RentCorp	22,269
652	Mobile Mini, Inc.	24,033
13,004	Pitney Bowes, Inc.	59,428
1,101	Steelcase, Inc., Class A	20,258
105	UniFirst Corp.	20,488
334	US Ecology, Inc.	21,356
283	Viad Corp.	19,003
		388,749
	Communications Equipment – 1.4%
864	InterDigital, Inc.	45,334
1,503	Plantronics, Inc.	56,092
		101,426
	Construction & Engineering – 0.7%
388	Comfort Systems USA, Inc.	17,161
412	Granite Construction, Inc.	13,237
947	Primoris Services Corp.	18,571
		48,969
	Consumer Finance – 0.2%
211	Nelnet, Inc., Class A	13,420
	Containers & Packaging – 0.3%
609	Greif, Inc., Class A	23,075
	Distributors – 0.2%
471	Core-Mark Holding Co., Inc.	15,126
Shares	Description	Value

	Diversified Consumer Services – 0.2%
106	Strategic Education, Inc.	$14,403
	Diversified Financial Services – 0.2%
1,490	FGL Holdings	11,890
	Diversified Telecommunication Services – 1.2%
665	ATN International, Inc.	38,816
938	Cogent Communications Holdings, Inc.	51,684
		90,500
	Electric Utilities – 0.5%
239	MGE Energy, Inc.	19,089
376	Otter Tail Corp.	20,210
		39,299
	Electrical Equipment – 0.5%
430	AZZ, Inc.	18,731
338	Encore Wire Corp.	19,022
		37,753
	Electronic Equipment, Instruments & Components – 2.0%
332	Badger Meter, Inc.	17,828
332	Belden, Inc.	17,709
790	Benchmark Electronics, Inc.	22,958
720	CTS Corp.	23,299
1,055	KEMET Corp.	19,180
694	Methode Electronics, Inc.	23,346
1,200	Vishay Intertechnology, Inc.	20,316
		144,636
	Energy Equipment & Services – 1.9%
3,659	Archrock, Inc.	36,480
2,388	Liberty Oilfield Services, Inc., Class A	25,862
5,615	Mammoth Energy Services, Inc.	13,925
13,322	Nabors Industries Ltd.	24,912
5,358	RPC, Inc.	30,059
1,069	US Silica Holdings, Inc.	10,220
		141,458
	Food & Staples Retailing – 0.8%
692	Andersons (The), Inc.	15,521
366	PriceSmart, Inc.	26,023
514	Weis Markets, Inc.	19,604
		61,148
	Food Products – 1.3%
905	B&G Foods, Inc.	17,114
195	Calavo Growers, Inc.	18,560

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
451	Cal-Maine Foods, Inc.	$18,020
699	Fresh Del Monte Produce, Inc.	23,843
510	Tootsie Roll Industries, Inc.	18,941
		96,478
	Gas Utilities – 0.7%
184	Chesapeake Utilities Corp.	17,539
252	Northwest Natural Holding Co.	17,978
519	South Jersey Industries, Inc.	17,080
		52,597
	Health Care Equipment & Supplies – 4.4%
184	Atrion Corp.	143,367
1,840	CONMED Corp.	176,916
		320,283
	Health Care Providers & Services – 8.0%
2,766	Ensign Group (The), Inc.	131,192
1,940	National HealthCare Corp.	158,789
6,876	Patterson Cos., Inc.	122,530
1,284	US Physical Therapy, Inc.	167,626
		580,137
	Hotels, Restaurants & Leisure – 2.5%
427	BJ’s Restaurants, Inc.	16,585
992	Bloomin’ Brands, Inc.	18,778
476	Brinker International, Inc.	20,311
428	Cheesecake Factory (The), Inc.	17,839
463	Dave & Buster’s Entertainment, Inc.	18,034
196	Dine Brands Global, Inc.	14,869
230	Jack in the Box, Inc.	20,958
419	Papa John’s International, Inc.	21,935
873	Red Rock Resorts, Inc., Class A	17,726
198	Wingstop, Inc.	17,281
		184,316
	Household Durables – 1.2%
731	KB Home	24,854
614	La-Z-Boy, Inc.	20,624
574	MDC Holdings, Inc.	24,739
989	Tupperware Brands Corp.	15,696
		85,913
	Household Products – 0.3%
119	WD-40 Co.	21,841
	Independent Power and Renewable Electricity Producers – 0.8%
742	Clearway Energy, Inc., Class C	13,542
758	Pattern Energy Group, Inc., Class A	20,413
Shares	Description	Value

	Independent Power and Renewable Electricity Producers (Continued)
1,224	TerraForm Power, Inc., Class A	$22,307
		56,262
	Industrial Conglomerates – 0.3%
553	Raven Industries, Inc.	18,503
	Insurance – 2.3%
196	AMERISAFE, Inc.	12,958
169	Argo Group International Holdings Ltd.	11,871
296	Employers Holdings, Inc.	12,900
196	FBL Financial Group, Inc., Class A	11,664
310	Horace Mann Educators Corp.	14,362
267	James River Group Holdings, Ltd.	13,681
138	Kinsale Capital Group, Inc.	14,257
49	National Western Life Group, Inc., Class A	13,150
346	ProAssurance Corp.	13,933
132	Safety Insurance Group, Inc.	13,375
358	State Auto Financial Corp.	11,596
258	United Fire Group, Inc.	12,121
449	Universal Insurance Holdings, Inc.	13,465
		169,333
	Internet & Direct Marketing Retail – 0.7%
1,420	Shutterstock, Inc. (a)	51,290
	IT Services – 3.8%
1,140	CSG Systems International, Inc.	58,915
607	EVERTEC, Inc.	18,951
796	KBR, Inc.	19,534
301	ManTech International Corp., Class A	21,494
3,470	NIC, Inc.	71,655
4,072	Presidio, Inc.	68,817
426	TTEC Holdings, Inc.	20,397
		279,763
	Leisure Products – 0.7%
717	Acushnet Holdings Corp.	18,929
1,098	Callaway Golf Co.	21,312
345	Sturm Ruger & Co., Inc.	14,407
		54,648
	Life Sciences Tools & Services – 2.2%
7,630	Luminex Corp.	157,560
	Machinery – 5.2%
799	Actuant Corp., Class A	17,530

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
199	Alamo Group, Inc.	$23,426
239	Albany International Corp., Class A	21,548
553	Altra Industrial Motion Corp.	15,315
310	EnPro Industries, Inc.	21,282
240	ESCO Technologies, Inc.	19,094
742	Federal Signal Corp.	24,293
418	Franklin Electric Co., Inc.	19,985
652	Greenbrier (The) Cos., Inc.	19,638
427	Helios Technologies, Inc.	17,323
164	John Bean Technologies Corp.	16,307
218	Kadant, Inc.	19,138
241	Lindsay Corp.	22,377
678	Mueller Industries, Inc.	19,445
2,021	Mueller Water Products, Inc., Class A	22,716
271	Standex International Corp.	19,767
324	Tennant Co.	22,907
632	Terex Corp.	16,413
212	Watts Water Technologies, Inc., Class A	19,871
		378,375
	Marine – 0.3%
511	Matson, Inc.	19,168
	Media – 2.1%
1,681	Emerald Expositions Events, Inc.	16,356
3,232	Entercom Communications Corp., Class A	10,795
1,226	EW Scripps (The) Co., Class A	16,281
2,297	Gannett Co., Inc.	24,670
408	John Wiley & Sons, Inc., Class A	17,927
341	Meredith Corp.	12,501
563	Scholastic Corp.	21,259
350	Sinclair Broadcast Group, Inc., Class A	14,959
1,237	TEGNA, Inc.	19,211
		153,959
	Metals & Mining – 1.4%
285	Carpenter Technology Corp.	14,723
765	Commercial Metals Co.	13,296
248	Compass Minerals International, Inc.	14,009
7,590	Hecla Mining Co.	13,358
140	Kaiser Aluminum Corp.	13,856
202	Materion Corp.	12,395
523	Warrior Met Coal, Inc.	10,209
339	Worthington Industries, Inc.	12,221
		104,067
	Multiline Retail – 0.5%
654	Big Lots, Inc.	16,023
Shares	Description	Value

	Multiline Retail (Continued)
301	Dillard’s, Inc., Class A	$19,899
		35,922
	Oil, Gas & Consumable Fuels – 2.6%
145	Arch Coal, Inc., Class A	10,759
3,645	Berry Petroleum Corp.	34,117
6,186	Kosmos Energy, Ltd.	38,601
3,220	SemGroup Corp., Class A	52,615
3,086	SM Energy Co.	29,903
552	World Fuel Services Corp.	22,047
		188,042
	Paper & Forest Products – 0.7%
706	Boise Cascade Co.	23,009
202	Neenah, Inc.	13,154
412	Schweitzer-Mauduit International, Inc.	15,425
		51,588
	Personal Products – 0.5%
283	Inter Parfums, Inc.	19,801
147	Medifast, Inc.	15,234
		35,035
	Professional Services – 0.9%
273	ICF International, Inc.	23,060
495	Korn Ferry	19,127
855	Navigant Consulting, Inc.	23,897
		66,084
	Real Estate Management & Development – 0.3%
1,729	Realogy Holdings Corp.	11,550
266	RMR Group (The), Inc., Class A	12,097
		23,647
	Road & Rail – 1.6%
706	ArcBest Corp.	21,498
1,098	Heartland Express, Inc.	23,618
1,093	Marten Transport Ltd.	22,712
1,087	Schneider National, Inc., Class B	23,610
638	Werner Enterprises, Inc.	22,521
		113,959
	Semiconductors & Semiconductor Equipment – 2.4%
1,436	Brooks Automation, Inc.	53,175
694	Power Integrations, Inc.	62,759
2,703	Xperi Corp.	55,898
		171,832
	Software – 2.1%
1,108	Ebix, Inc.	46,647
1,276	Progress Software Corp.	48,565

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
7,552	TiVo Corp.	$57,508
		152,720
	Specialty Retail – 3.1%
1,169	Abercrombie & Fitch Co., Class A	18,236
1,612	Bed Bath & Beyond, Inc.	17,152
940	Caleres, Inc.	22,005
196	Children’s Place (The), Inc.	15,090
978	Designer Brands, Inc., Class A	16,743
3,426	GameStop Corp., Class A	18,912
229	Group 1 Automotive, Inc.	21,139
1,161	Guess?, Inc.	21,513
159	Lithia Motors, Inc., Class A	21,049
219	Monro, Inc.	17,303
9,098	Office Depot, Inc.	15,967
1,048	Signet Jewelers Ltd.	17,565
		222,674
	Textiles, Apparel & Luxury Goods – 0.2%
248	Oxford Industries, Inc.	17,782
	Thrifts & Mortgage Finance – 1.8%
909	Capitol Federal Financial, Inc.	12,526
378	Flagstar Bancorp, Inc.	14,118
941	Kearny Financial Corp.	12,271
446	Meta Financial Group, Inc.	14,544
710	Northwest Bancshares, Inc.	11,637
504	OceanFirst Financial Corp.	11,894
516	Provident Financial Services, Inc.	12,658
236	Walker & Dunlop, Inc.	13,200
358	Washington Federal, Inc.	13,242
303	WSFS Financial Corp.	13,362
		129,452
	Tobacco – 0.6%
310	Universal Corp.	16,991
2,026	Vector Group Ltd.	24,130
		41,121
	Trading Companies & Distributors – 1.4%
933	Aircastle, Ltd.	20,927
322	Applied Industrial Technologies, Inc.	18,290
682	H&E Equipment Services, Inc.	19,683
311	Kaman Corp.	18,492
544	Rush Enterprises, Inc., Class A	20,987
		98,379
	Water Utilities – 1.1%
232	American States Water Co.	20,847
345	California Water Service Group	18,261
295	Middlesex Water Co.	19,163
Shares	Description	Value

	Water Utilities (Continued)
288	SJW Group	$19,668
		77,939
	Wireless Telecommunication Services – 0.4%
996	Shenandoah Telecommunications Co.	31,643
	Total Common Stocks	6,585,423
	(Cost $6,738,890)
REAL ESTATE INVESTMENT TRUSTS – 9.0%
	Equity Real Estate Investment Trusts – 7.1%
457	Acadia Realty Trust	13,061
196	Agree Realty Corp.	14,337
541	Alexander & Baldwin, Inc.	13,260
34	Alexander’s, Inc.	11,846
266	American Assets Trust, Inc.	12,433
526	CareTrust REIT, Inc.	12,364
664	Chatham Lodging Trust	12,052
603	CoreCivic, Inc.	10,420
1,211	DiamondRock Hospitality Co.	12,413
691	Easterly Government Properties, Inc.	14,718
458	Four Corners Property Trust, Inc.	12,952
407	Getty Realty Corp.	13,048
638	Global Net Lease, Inc.	12,441
444	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,943
1,081	Independence Realty Trust, Inc.	15,469
601	Industrial Logistics Properties Trust	12,771
827	Kite Realty Group Trust	13,356
1,330	Lexington Realty Trust	13,632
274	LTC Properties, Inc.	14,034
538	Mack-Cali Realty Corp.	11,653
924	Monmouth Real Estate Investment Corp.	13,315
433	National Storage Affiliates Trust	14,449
476	Office Properties Income Trust	14,585
628	Piedmont Office Realty Trust, Inc., Class A	13,113
321	PotlatchDeltic Corp.	13,188
271	QTS Realty Trust, Inc., Class A	13,932
730	Retail Opportunity Investments Corp.	13,308
1,034	RPT Realty	14,011
223	Saul Centers, Inc.	12,156
292	Seritage Growth Properties	12,407
945	SITE Centers Corp.	14,279
1,091	Summit Hotel Properties, Inc.	12,656
772	Tanger Factory Outlet Centers, Inc.	11,951
255	Terreno Realty Corp.	13,028
148	Universal Health Realty Income Trust	15,214

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
722	Urban Edge Properties	$14,288
3,277	Washington Prime Group, Inc.	13,567
468	Washington Real Estate Investment Trust	12,804
601	Xenia Hotels & Resorts, Inc.	12,693
		514,147
	Mortgage Real Estate Investment Trusts – 1.9%
680	Apollo Commercial Real Estate Finance, Inc.	13,036
1,032	Arbor Realty Trust, Inc.	13,529
672	ARMOUR Residential REIT, Inc.	11,256
807	Colony Credit Real Estate, Inc.	11,669
777	Invesco Mortgage Capital, Inc.	11,896
629	KKR Real Estate Finance Trust, Inc.	12,284
754	Ladder Capital Corp.	13,022
2,018	New York Mortgage Trust, Inc.	12,290
573	PennyMac Mortgage Investment Trust	12,738
757	Redwood Trust, Inc.	12,422
649	TPG RE Finance Trust, Inc.	12,876
		137,018
	Total Real Estate Investment Trusts	651,165
	(Cost $617,507)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.3%
	Capital Markets – 0.3%
672	Bain Capital Specialty Finance, Inc.	12,748
821	TCG BDC, Inc.	11,822
	Total Common Stocks - Business Development Companies	24,570
	(Cost $25,949)
	Total Investments – 99.8%	7,261,158
	(Cost $7,382,346) (b)
	Net Other Assets and Liabilities – 0.2%	11,242
	Net Assets – 100.0%	$7,272,400

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $580,580 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $701,768. The net unrealized depreciation was $121,188.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,585,423	$ 6,585,423	$ —	$ —
Real Estate Investment Trusts*	651,165	651,165	—	—
Common Stocks - Business Development Companies*	24,570	24,570	—	—
Total Investments	$ 7,261,158	$ 7,261,158	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.8%
	Aerospace & Defense – 0.8%
117	Lockheed Martin Corp.	$45,637
	Air Freight & Logistics – 2.1%
494	CH Robinson Worldwide, Inc.	41,881
629	United Parcel Service, Inc., Class B	75,367
		117,248
	Airlines – 0.7%
699	Delta Air Lines, Inc.	40,262
	Automobiles – 0.8%
2,739	Ford Motor Co.	25,089
492	General Motors Co.	18,440
		43,529
	Banks – 3.4%
320	BB&T Corp.	17,078
176	Citigroup, Inc.	12,158
452	Citizens Financial Group, Inc.	15,987
231	Comerica, Inc.	15,244
529	Fifth Third Bancorp	14,484
1,405	Huntington Bancshares, Inc.	20,049
122	JPMorgan Chase & Co.	14,358
1,034	KeyCorp	18,447
66	M&T Bank Corp.	10,426
1,202	Regions Financial Corp.	19,016
258	US Bancorp	14,278
377	Wells Fargo & Co.	19,016
		190,541
	Beverages – 0.8%
291	Coca-Cola (The) Co.	15,842
251	Molson Coors Brewing Co., Class B	14,433
104	PepsiCo, Inc.	14,258
		44,533
	Biotechnology – 5.7%
2,010	AbbVie, Inc.	152,198
416	Amgen, Inc.	80,500
1,340	Gilead Sciences, Inc.	84,929
		317,627
	Building Products – 0.9%
1,093	Johnson Controls International PLC	47,972
	Capital Markets – 1.9%
83	Ameriprise Financial, Inc.	12,209
275	Bank of New York Mellon (The) Corp.	12,433
28	BlackRock, Inc.	12,478
400	Franklin Resources, Inc.	11,544
300	Morgan Stanley	12,801
136	Northern Trust Corp.	12,692
285	State Street Corp.	16,869
Shares	Description	Value

	Capital Markets (Continued)
116	T Rowe Price Group, Inc.	$13,253
		104,279
	Chemicals – 1.0%
205	CF Industries Holdings, Inc.	10,086
252	DuPont de Nemours, Inc.	17,970
149	Eastman Chemical Co.	11,001
203	LyondellBasell Industries N.V., Class A	18,162
		57,219
	Communications Equipment – 2.0%
1,055	Cisco Systems, Inc.	52,127
2,461	Juniper Networks, Inc.	60,910
		113,037
	Consumer Finance – 0.2%
335	Synchrony Financial	11,420
	Containers & Packaging – 1.9%
392	International Paper Co.	16,393
2,420	WestRock Co.	88,209
		104,602
	Distributors – 0.2%
133	Genuine Parts Co.	13,246
	Diversified Financial Services – 0.2%
592	AXA Equitable Holdings, Inc.	13,119
	Diversified Telecommunication Services – 2.3%
716	AT&T, Inc.	27,093
6,044	CenturyLink, Inc.	75,429
391	Verizon Communications, Inc.	23,601
		126,123
	Electric Utilities – 2.2%
141	Alliant Energy Corp.	7,604
84	American Electric Power Co., Inc.	7,870
117	Duke Energy Corp.	11,216
132	Edison International	9,955
84	Entergy Corp.	9,858
128	Evergy, Inc.	8,520
89	Eversource Energy	7,607
152	Exelon Corp.	7,343
199	FirstEnergy Corp.	9,598
80	Pinnacle West Capital Corp.	7,765
422	PPL Corp.	13,289
195	Southern (The) Co.	12,045
109	Xcel Energy, Inc.	7,073
		119,743

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment – 2.8%
709	Eaton Corp. PLC	$58,953
788	Emerson Electric Co.	52,686
256	Rockwell Automation, Inc.	42,189
		153,828
	Electronic Equipment, Instruments & Components – 0.8%
1,623	Corning, Inc.	46,288
	Energy Equipment & Services – 0.7%
502	Baker Hughes a GE Co.	11,646
589	Halliburton Co.	11,103
536	Schlumberger Ltd.	18,315
		41,064
	Entertainment – 0.6%
1,441	Viacom, Inc., Class B	34,627
	Food & Staples Retailing – 0.9%
946	Walgreens Boots Alliance, Inc.	52,323
	Food Products – 2.5%
395	Archer-Daniels-Midland Co.	16,223
419	Campbell Soup Co.	19,659
581	Conagra Brands, Inc.	17,825
341	General Mills, Inc.	18,796
122	JM Smucker (The) Co.	13,422
373	Kellogg Co.	24,003
1,016	Kraft Heinz (The) Co.	28,382
		138,310
	Health Care Providers & Services – 2.8%
2,195	Cardinal Health, Inc.	103,582
812	CVS Health Corp.	51,213
		154,795
	Hotels, Restaurants & Leisure – 4.6%
1,483	Carnival Corp.	64,822
325	Darden Restaurants, Inc.	38,422
1,399	Las Vegas Sands Corp.	80,806
306	Royal Caribbean Cruises Ltd.	33,149
340	Wynn Resorts Ltd.	36,965
		254,164
	Household Durables – 0.9%
163	Garmin Ltd.	13,804
1,848	Newell Brands, Inc.	34,595
		48,399
	Household Products – 1.0%
80	Clorox (The) Co.	12,150
158	Colgate-Palmolive Co.	11,614
Shares	Description	Value

	Household Products (Continued)
109	Kimberly-Clark Corp.	$15,483
115	Procter & Gamble (The) Co.	14,304
		53,551
	Independent Power and Renewable Electricity Producers – 0.1%
354	AES Corp.	5,784
	Industrial Conglomerates – 1.0%
334	3M Co.	54,910
	Insurance – 1.8%
216	American International Group, Inc.	12,031
360	Fidelity National Financial, Inc.	15,988
166	Lincoln National Corp.	10,013
330	MetLife, Inc.	15,563
307	Principal Financial Group, Inc.	17,542
196	Progressive (The) Corp.	15,141
178	Prudential Financial, Inc.	16,011
		102,289
	IT Services – 3.0%
785	International Business Machines Corp.	114,155
609	Paychex, Inc.	50,407
		164,562
	Leisure Products – 0.2%
112	Hasbro, Inc.	13,293
	Machinery – 2.5%
332	Caterpillar, Inc.	41,935
279	Cummins, Inc.	45,385
315	Illinois Tool Works, Inc.	49,294
		136,614
	Media – 0.8%
598	Omnicom Group, Inc.	46,823
	Metals & Mining – 0.2%
194	Nucor Corp.	9,877
	Multiline Retail – 2.6%
1,777	Kohl’s Corp.	88,246
548	Target Corp.	58,587
		146,833
	Multi-Utilities – 1.3%
82	Ameren Corp.	6,564
340	CenterPoint Energy, Inc.	10,261
109	CMS Energy Corp.	6,971
93	Consolidated Edison, Inc.	8,786
144	Dominion Energy, Inc.	11,670
235	NiSource, Inc.	7,031

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
131	Public Service Enterprise Group, Inc.	$8,132
48	Sempra Energy	7,085
81	WEC Energy Group, Inc.	7,703
		74,203
	Oil, Gas & Consumable Fuels – 4.1%
504	Apache Corp.	12,902
126	Chevron Corp.	14,944
240	Exxon Mobil Corp.	16,946
261	HollyFrontier Corp.	14,000
825	Kinder Morgan, Inc.	17,003
268	Marathon Petroleum Corp.	16,281
522	Occidental Petroleum Corp.	23,213
304	ONEOK, Inc.	22,402
159	Phillips 66	16,282
994	Targa Resources Corp.	39,929
196	Valero Energy Corp.	16,707
775	Williams (The) Cos., Inc.	18,647
		229,256
	Pharmaceuticals – 5.0%
2,020	Bristol-Myers Squibb Co.	102,434
480	Johnson & Johnson	62,103
772	Merck & Co., Inc.	64,987
1,440	Pfizer, Inc.	51,739
		281,263
	Semiconductors & Semiconductor Equipment – 8.9%
250	Broadcom, Inc.	69,017
1,266	Intel Corp.	65,237
506	KLA Corp.	80,682
294	Lam Research Corp.	67,946
1,213	Maxim Integrated Products, Inc.	70,245
1,011	QUALCOMM, Inc.	77,119
525	Texas Instruments, Inc.	67,851
		498,097
	Specialty Retail – 2.9%
611	Best Buy Co., Inc.	42,153
4,827	Gap (The), Inc.	83,797
405	Tiffany & Co.	37,515
		163,465
	Technology Hardware, Storage & Peripherals – 8.2%
4,748	Hewlett Packard Enterprise Co.	72,027
3,268	HP, Inc.	61,831
991	NetApp, Inc.	52,037
2,677	Seagate Technology PLC	143,996
2,086	Western Digital Corp.	124,409
		454,300
Shares	Description	Value

	Textiles, Apparel & Luxury Goods – 0.5%
644	Tapestry, Inc.	$16,776
125	VF Corp.	11,124
		27,900
	Tobacco – 1.0%
682	Altria Group, Inc.	27,894
355	Philip Morris International, Inc.	26,955
		54,849
	Total Common Stocks	4,951,804
	(Cost $4,982,613)
REAL ESTATE INVESTMENT TRUSTS – 10.9%
	Equity Real Estate Investment Trusts – 8.8%
69	AvalonBay Communities, Inc.	14,858
109	Boston Properties, Inc.	14,133
137	Camden Property Trust	15,208
124	Crown Castle International Corp.	17,237
144	Digital Realty Trust, Inc.	18,693
405	Duke Realty Corp.	13,758
184	Equity Residential	15,872
43	Essex Property Trust, Inc.	14,046
147	Extra Space Storage, Inc.	17,173
117	Federal Realty Investment Trust	15,928
689	HCP, Inc.	24,549
1,154	Host Hotels & Resorts, Inc.	19,953
1,177	Iron Mountain, Inc.	38,123
131	Mid-America Apartment Communities, Inc.	17,031
151	Prologis, Inc.	12,868
67	Public Storage	16,433
268	Realty Income Corp.	20,550
245	Regency Centers Corp.	17,025
151	Simon Property Group, Inc.	23,503
85	Sun Communities, Inc.	12,618
316	UDR, Inc.	15,320
323	Ventas, Inc.	23,589
299	Vornado Realty Trust	19,037
251	Welltower, Inc.	22,753
934	Weyerhaeuser Co.	25,872
298	WP Carey, Inc.	26,671
		492,801
	Mortgage Real Estate Investment Trusts – 2.1%
3,570	AGNC Investment Corp.	57,441

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
6,573	Annaly Capital Management, Inc.	$57,843
		115,284
	Total Real Estate Investment Trusts	608,085
	(Cost $576,207)
	Total Investments – 99.7%	5,559,889
	(Cost $5,558,820) (a)
	Net Other Assets and Liabilities – 0.3%	18,060
	Net Assets – 100.0%	$5,577,949

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $342,556 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $341,487. The net unrealized appreciation was $1,069.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,951,804	$ 4,951,804	$ —	$ —
Real Estate Investment Trusts*	608,085	608,085	—	—
Total Investments	$ 5,559,889	$ 5,559,889	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2019 (Unaudited)
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
ASSETS:
Investments, at value	$ 27,158,227	$ 9,806,590	$ 18,503,065
Cash	47,156	10,936	—
Foreign currency	5,783	2,211	—
Receivables:
Dividends	87,698	14,661	25,408
Fund shares sold	—	—	—
Dividend reclaims	30,965	631	1,230
Interest	—	3	—
Investment securities sold	580	—	—
Total Assets	27,330,409	9,835,032	18,529,703
LIABILITIES:
Due to custodian	—	—	133
Payables:
Investment advisory fees	14,617	6,111	8,673
Investment securities purchased	—	—	—
Deferred foreign capital gains tax	—	26,502	—
Total Liabilities	14,617	32,613	8,806
NET ASSETS	$27,315,792	$9,802,419	$18,520,897
NET ASSETS consist of:
Paid-in capital	$ 28,059,842	$ 10,561,867	$ 17,966,233
Par value	5,500	2,000	8,000
Accumulated distributable earnings (loss)	(749,550)	(761,448)	546,664
NET ASSETS	$27,315,792	$9,802,419	$18,520,897
NET ASSET VALUE, per share	$49.66	$49.01	$23.15
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	550,002	200,002	800,002
Investments, at cost	$27,148,960	$10,075,004	$18,083,872
Foreign currency, at cost (proceeds)	$5,790	$2,211	$—

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$ 13,283,568	$ 7,261,158	$ 5,559,889
2,389	1,801	4,555
—	—	—

19,002	12,636	15,082
1,101,451	—	—
155	—	703
—	—	—
51	—	—
14,406,616	7,275,595	5,580,229

—	—	—

5,970	3,195	2,280
1,101,046	—	—
—	—	—
1,107,016	3,195	2,280
$ 13,299,600	$ 7,272,400	$ 5,577,949

$ 13,439,055	$ 7,831,546	$ 5,881,366
6,000	3,500	2,500
(145,455)	(562,646)	(305,917)
$ 13,299,600	$ 7,272,400	$ 5,577,949
$22.17	$20.78	$22.31
600,002	350,002	250,002
$13,492,134	$7,382,346	$5,558,820
$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2019 (Unaudited)
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
INVESTMENT INCOME:
Dividends	$ 498,796	$ 350,813	$ 221,002
Interest	480	696	345
Foreign withholding tax	(49,185)	(42,880)	(53)
Other	124	2	85
Total investment income	450,215	308,631	221,379
EXPENSES:
Investment advisory fees	81,906	45,323	55,955
Total expenses	81,906	45,323	55,955
NET INVESTMENT INCOME (LOSS)	368,309	263,308	165,424
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(127,025)	64,340	(261,234)
In-kind redemptions	184,869	(81,965)	802,670
Foreign currency transactions	(1,370)	(5,718)	—
Foreign capital gains tax	—	(12,149)	—
Net realized gain (loss)	56,474	(35,492)	541,436
Net change in unrealized appreciation (depreciation) on:
Investments	238,577	(468,970)	430,860
Foreign currency translation	715	(172)	—
Deferred foreign capital gains tax	—	8,912	—
Net change in unrealized appreciation (depreciation)	239,292	(460,230)	430,860
NET REALIZED AND UNREALIZED GAIN (LOSS)	295,766	(495,722)	972,296
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 664,075	$(232,414)	$ 1,137,720

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$155,081	$85,151	$103,364
202	155	108
(146)	(34)	(66)
57	—	62
155,194	85,272	103,468

39,092	18,204	13,676
39,092	18,204	13,676
116,102	67,068	89,792

(27,438)	(177,759)	85,272
397,064	—	—
—	—	—
—	—	—
369,626	(177,759)	85,272

40,298	108,370	60,483
—	—	—
—	—	—
40,298	108,370	60,483
409,924	(69,389)	145,755
$526,026	$(2,321)	$235,547
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	Developed International Equity Select ETF (RNDM)		Emerging Markets Equity Select ETF (RNEM)		Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019
OPERATIONS:
Net investment income (loss)	$ 368,309	$ 515,072	$ 263,308	$ 120,944	$ 165,424	$ 319,292
Net realized gain (loss)	56,474	(592,015)	(35,492)	(67,017)	541,436	422,966
Net change in unrealized appreciation (depreciation)	239,292	(247,973)	(460,230)	(269,202)	430,860	(155,835)
Net increase (decrease) in net assets resulting from operations	664,075	(324,916)	(232,414)	(215,275)	1,137,720	586,423
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(520,102)	(488,802)	(256,622)	(177,038)	(184,020)	(306,111)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,963,247	15,190,686	—	10,360,964	3,392,158	5,615,275
Cost of shares redeemed	(2,518,760)	(2,495,428)	(2,432,034)	(2,739,037)	(4,624,605)	(8,631,791)
Net increase (decrease) in net assets resulting from shareholder transactions	2,444,487	12,695,258	(2,432,034)	7,621,927	(1,232,447)	(3,016,516)
Total increase (decrease) in net assets	2,588,460	11,881,540	(2,921,070)	7,229,614	(278,747)	(2,736,204)
NET ASSETS:
Beginning of period	24,727,332	12,845,792	12,723,489	5,493,875	18,799,644	21,535,848
End of period	$ 27,315,792	$ 24,727,332	$ 9,802,419	$ 12,723,489	$ 18,520,897	$ 18,799,644
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	500,002	250,002	250,002	100,002	850,002	1,000,002
Shares sold	100,000	300,000	—	200,000	150,000	250,000
Shares redeemed	(50,000)	(50,000)	(50,000)	(50,000)	(200,000)	(400,000)
Shares outstanding, end of period	550,002	500,002	200,002	250,002	800,002	850,002

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)		Small Cap US Equity Select ETF (RNSC)		US Equity Dividend Select ETF (RNDV)
Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019

$ 116,102	$ 175,586	$ 67,068	$ 106,948	$ 89,792	$ 150,713
369,626	47,204	(177,759)	57,760	85,272	(173,193)
40,298	(55,814)	108,370	(78,303)	60,483	377,815
526,026	166,976	(2,321)	86,405	235,547	355,335

(118,250)	(158,905)	(64,085)	(91,906)	(91,126)	(157,451)

4,365,052	9,668,934	2,128,383	3,258,831	—	4,330,181
(5,326,049)	(2,179,518)	—	(2,218,236)	—	(11,748,266)
(960,997)	7,489,416	2,128,383	1,040,595	—	(7,418,085)
(553,221)	7,497,487	2,061,977	1,035,094	144,421	(7,220,201)

13,852,821	6,355,334	5,210,423	4,175,329	5,433,528	12,653,729
$13,299,600	$13,852,821	$7,272,400	$5,210,423	$5,577,949	$5,433,528

650,002	300,002	250,002	200,002	250,002	600,002
200,000	450,000	100,000	150,000	—	200,000
(250,000)	(100,000)	—	(100,000)	—	(550,000)
600,002	650,002	350,002	250,002	250,002	250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
Developed International Equity Select ETF (RNDM)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 49.45	$ 51.38	$ 49.73
Income from investment operations:
Net investment income (loss)	0.69	1.07	0.62
Net realized and unrealized gain (loss)	0.50	(1.90)	1.48
Total from investment operations	1.19	(0.83)	2.10
Distributions paid to shareholders from:
Net investment income	(0.98)	(1.10)	(0.45)
Net asset value, end of period	$49.66	$49.45	$51.38
Total return (b)	2.40%	(1.71)%	4.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 27,316	$ 24,727	$ 12,846
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.66% (c) (d)
Ratio of net investment income (loss) to average net assets	2.92% (c)	2.32%	1.74% (c)
Portfolio turnover rate (e)	28%	52%	21%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.65%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 50.89	$ 54.94	$ 49.71
Income from investment operations:
Net investment income (loss)	1.26	1.10	0.70
Net realized and unrealized gain (loss)	(1.91)	(3.62)	5.78
Total from investment operations	(0.65)	(2.52)	6.48
Distributions paid to shareholders from:
Net investment income	(1.23)	(1.19)	(0.67)
Net realized gain	—	(0.34)	(0.58)
Total distributions	(1.23)	(1.53)	(1.25)
Net asset value, end of period	$49.01	$50.89	$54.94
Total return (b)	(1.38)%	(4.48)%	13.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,802	$ 12,723	$ 5,494
Ratio of total expenses to average net assets	0.75% (c)	0.75%	0.75% (c)
Ratio of net investment income (loss) to average net assets	4.36% (c)	2.04%	1.75% (c)
Portfolio turnover rate (d)	45%	69%	111%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 22.12	$ 21.54	$ 19.83
Income from investment operations:
Net investment income (loss)	0.20	0.38	0.21
Net realized and unrealized gain (loss)	1.05	0.56	1.68
Total from investment operations	1.25	0.94	1.89
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.36)	(0.18)
Net asset value, end of period	$23.15	$22.12	$21.54
Total return (b)	5.65%	4.45%	9.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 18,521	$ 18,800	$ 21,536
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.77% (c)	1.72%	1.71% (c)
Portfolio turnover rate (d)	13%	28%	11%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Mid Cap US Equity Select ETF (RNMC)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 21.31	$ 21.18	$ 19.78
Income from investment operations:
Net investment income (loss)	0.22	0.32	0.23
Net realized and unrealized gain (loss)	0.86	0.12	1.36
Total from investment operations	1.08	0.44	1.59
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.31)	(0.19)
Net asset value, end of period	$22.17	$21.31	$21.18
Total return (b)	5.05%	2.16%	8.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 13,300	$ 13,853	$ 6,355
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.78% (c)	1.70%	1.71% (c)
Portfolio turnover rate (d)	23%	42%	40%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Small Cap US Equity Select ETF (RNSC)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 20.84	$ 20.88	$ 19.73
Income from investment operations:
Net investment income (loss)	0.19	0.46	0.34
Net realized and unrealized gain (loss)	(0.05)	(0.09)	1.10
Total from investment operations	0.14	0.37	1.44
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.41)	(0.29)
Net asset value, end of period	$20.78	$20.84	$20.88
Total return (b)	0.66%	1.78%	7.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,272	$ 5,210	$ 4,175
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.21% (c)	2.25%	2.22% (c)
Portfolio turnover rate (d)	22%	52%	49%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
US Equity Dividend Select ETF (RNDV)
	Six Months Ended 9/30/2019 (Unaudited)	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 21.73	$ 21.09	$ 19.85
Income from investment operations:
Net investment income (loss)	0.35	0.78	0.41
Net realized and unrealized gain (loss)	0.59	0.58	1.18
Total from investment operations	0.94	1.36	1.59
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.72)	(0.35)
Net asset value, end of period	$22.31	$21.73	$21.09
Total return (b)	4.37%	6.64%	8.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,578	$ 5,434	$ 12,654
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50% (c) (d)
Ratio of net investment income (loss) to average net assets	3.28% (c)	2.98%	3.32% (c)
Portfolio turnover rate (e)	41%	98%	37%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the six funds listed below, each a non-diversified series of the Trust.
Developed International Equity Select ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RNDM”)
Emerging Markets Equity Select ETF - (Nasdaq ticker “RNEM”)
Large Cap US Equity Select ETF - (Nasdaq ticker “RNLC”)
Mid Cap US Equity Select ETF - (Nasdaq ticker “RNMC”)
Small Cap US Equity Select ETF - (Nasdaq ticker “RNSC”)
US Equity Dividend Select ETF - (Nasdaq ticker “RNDV”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which a Fund invests, or in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participating agreements. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
Developed International Equity Select ETF Emerging Markets Equity Select ETF Large Cap US Equity Select ETF Mid Cap US Equity Select ETF Small Cap US Equity Select ETF US Equity Dividend Select ETF	Nasdaq Riskalyze Developed Markets Index
Nasdaq Riskalyze Emerging Markets Index
Nasdaq Riskalyze US Large Cap Index
Nasdaq Riskalyze US Mid Cap Index
Nasdaq Riskalyze US Small Cap Index
Nasdaq Riskalyze US Large Cap Select Dividend Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Corporate bonds, corporate notes, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2019, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2019, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 488,802	$ —	$ —
Emerging Markets Equity Select ETF	177,038	—	—
Large Cap US Equity Select ETF	306,111	—	—
Mid Cap US Equity Select ETF	158,905	—	—
Small Cap US Equity Select ETF	91,906	—	—
US Equity Dividend Select ETF	157,451	—	—
As of March 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
Developed International Equity Select ETF	$ 207,563	$ (727,964)	$ (373,122)
Emerging Markets Equity Select ETF	—	(372,339)	99,927
Large Cap US Equity Select ETF	29,378	(321,326)	(115,088)
Mid Cap US Equity Select ETF	24,510	(167,000)	(410,741)
Small Cap US Equity Select ETF	9,882	(168,581)	(337,541)
US Equity Dividend Select ETF	15,134	(352,682)	(112,790)
E. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses and long-term losses can be netted against short-term gains and long-term gains, respectively.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018 and 2019 remain open to federal and state audit. As of September 30, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2019, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:
Capital Loss Available
Developed International Equity Select ETF	$ 727,964
Emerging Markets Equity Select ETF	372,339
Large Cap US Equity Select ETF	321,326
Mid Cap US Equity Select ETF	167,000
Small Cap US Equity Select ETF	168,581
US Equity Dividend Select ETF	352,682
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Riskalyze, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
G. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
Developed International Equity Select ETF	0.65%
Emerging Markets Equity Select ETF	0.75%
Large Cap US Equity Select ETF	0.60%
Mid Cap US Equity Select ETF	0.60%
Small Cap US Equity Select ETF	0.60%
US Equity Dividend Select ETF	0.50%
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investor Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2019, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 7,003,492	$ 7,100,413
Emerging Markets Equity Select ETF	5,399,340	6,747,070
Large Cap US Equity Select ETF	2,333,530	2,336,834
Mid Cap US Equity Select ETF	3,006,063	3,018,914
Small Cap US Equity Select ETF	1,324,923	1,298,419
US Equity Dividend Select ETF	2,235,998	2,229,540

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
For the six months ended September 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 4,723,322	$ 2,352,178
Emerging Markets Equity Select ETF	—	1,089,600
Large Cap US Equity Select ETF	3,383,540	4,615,685
Mid Cap US Equity Select ETF	4,352,097	5,301,075
Small Cap US Equity Select ETF	2,116,677	—
US Equity Dividend Select ETF	—	—
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2020.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
Advisory Agreement
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following six series of the Trust (each a “Fund” and collectively, the “Funds”):
Large Cap US Equity Select ETF (RNLC)
Mid Cap US Equity Select ETF (RNMC)
Small Cap US Equity Select ETF (RNSC)
US Equity Dividend Select ETF (RNDV)
Developed International Equity Select ETF (RNDM)
Emerging Markets Equity Select ETF (RNEM)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2019 (Unaudited)
Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s description of its long-term commitment to each Fund.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for the one-year period ended December 31, 2018 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)        Not applicable.

(b)       Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)         Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	December 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	December 9, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	December 9, 2019

* Print the name and title of each signing officer under his or her signature.